united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Vertical Capital Income Fund
Class A	Class C	Class I	Class L
VCAPX	VCCPX	VCIPX	VCPLX
Cusip: 92535C104	Cusip: 92535C401	Cusip: 92535C203	Cusip: 92535C302

Semi-Annual Report
March 31, 2018

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

May 31, 2018

Dear Shareholder,

We are pleased to report a successful mid-year update for the Vertical Capital Income Fund (the “Fund”). Consistent with our primary investment objective to seek current income, the Fund once again made continuous monthly distributions of approximately $0.19 per class A share for the six-month period ended March 31, 2018. In addition, a special distribution of approximately $0.21 per class A share was paid in December 2017 as a result of net capital gains realized on loan sales and loan payoffs during the last fiscal year ending September 30, 2017. For the six-month period ended March 31, 2018, the Fund produced a total return (load waived) of 3.18% per class A share, compared to one of its key benchmarks, the Barclays Capital Mortgage Backed Securities Index, which reported a total return of -1.04%. Including the maximum load, the Fund’s total return was -1.45% per class A share. Since inception, the Fund has produced an annualized total return of 8.38% per class A share. By contrast, the SEC Yield per class A share as of March 31, 2018 totaled 2.76%.

Update on Fund Strategy and Economic Outlook

During the last six months, the U.S. economy again continued to grow at a steady pace, averaging an annualized rate of approximately 2.6%. Forecasters predict more of the same helped by tax reform and strong employment, among other factors. The unemployment rate is the lowest it’s been in years at 4.1%. It is expected to bottom out around 3.7% later this year and remain in that range for the next two years. The market continued to add new jobs, but at a slower rate, as the economy reaches full employment. Wage growth is expected in some, but not all, portions of the economy.

The Federal Funds Rate has increased 0.75% since a year ago and 0.50% during the last six months. The Federal Open Market Committee continues to be hawkish on interest rates and many expect it to raise short-term rates four to five times over the next two years. The 10-year U.S. Treasury rate increased approximately 50bps over the last six months to 2.8% at the end of March 2018 and is now around 2.9%. The 30-year residential mortgage rate (which is typically bench-marked against the 10-year treasury) increased by 0.30% over the last six months to 4.3% and is expected to be at 5.0% by the end of 2018 or in early 2019.

Total residential mortgage originations were $1.71 trillion for calendar 2017, slightly higher than the $1.65 trillion projected six months ago. That number is expected to be closer to $1.6 trillion in 2018 and then rebound to higher levels in 2019. Refinance originations were $600 billion in 2017, 35% of the total, but are expected to drop by almost 30% to $430 billion in 2018. Although the refinance market overall is weaker due to higher interest rates, increased home values have boosted a portion of refinance activity known as “cash-out”, where homeowners can monetize the equity in their home for other purposes.

Home prices increased in 2017 in almost every major US market. Coupled with higher interest rates, home purchasers are now faced with increasing down payment requirements. This situation tends to put pressure on home affordability and could force buyers out of the market. However, on a positive note, increased home values have encouraged more builders to enter the market, particularly in the entry-level segment, which has largely been ignored the past couple of years.

We continue to pursue investment opportunities in all types of residential mortgages, including non-qualified, performing, re-performing, long-term, short-term, fixed and adjustable. The Fund primarily invests in residential mortgage loans traded in the secondary market at a discount to their unpaid principal balances. The secondary whole loan market is part of the larger $10.5 trillion residential mortgage market and historically boasts a deep roster of institutional participants, along with a diverse universe of sellers and reasons for sale. As such, we are comfortable that we will continue to see an adequate supply of one-off and portfolio acquisitions, as well as disposition opportunities when it makes sense for us to sell.

Fund Results of Operations and Liquidity

We believe the Fund’s portfolio is currently well positioned. Total net assets as of the end of March were approximately $152 million comprised of investments in roughly 900 individual mortgage loans. We continue to see improvements in virtually every one of the portfolio’s key metrics, including lower current loan-to-values, higher effective interest rates, lower default rates and higher borrower FICO credit scores. All metrics are better than they were a year ago.

As in all prior periods the Fund, again, for the six months ended March 31, 2018, made continuous monthly cash distributions fully covered by current earnings. We continue to employ a conservative approach to managing the Fund’s balance sheet, maintaining a positive net working capital position and utilizing the Fund’s bank line of credit for short term bridge needs only.

The Fund’s current line of credit, which had a maturity date in January 2018, was extended into July 2018. We are in the process of negotiating a new bank line with a commitment amount substantially greater than the current line’s commitment, and with an overall cost of funds slightly less than the Fund’s current facility. Having additional credit capacity should allow us to better manage transactional activity and support shareholder redemption needs.

Distribution

Recently Provasi Capital Partners, the Fund’s dealer-manager, announced its intent to wind down its operations. Northern Lights remains the Fund’s statutory distributor, which allows the Fund to replace Provasi without interruption to the current offering or cancellation of any existing seller agreements.

Although Provasi is an affiliate of the advisor, the Fund’s management team remains in place without change to the advisor’s portfolio managers, third-party service providers or the Fund’s independent directors. Provasi’s decision to wind down its operations was made solely based on its own business plan and is not a reflection on the health, stability or viability of the Fund.

Other than distribution support, the Fund and the advisor did not rely on Provasi for any other services.

We appreciate your support and look forward to reporting another successful six months later this year.

Regards,

Robert J. Chapman
Chairman of the Board of Trustees and Co-Portfolio Manager

David Aisner
Co-Portfolio Manager

Past performance is neither indicative nor a guarantee of future results. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 1/31/19, to ensure that the net annual Fund operating expenses will not exceed 1.85% (excluding borrowing costs, extraordinary expenses and Acquired Fund Fees and Expenses), subject to possible recoupment from the Fund in future years. Results shown reflect the Fund’s expense waiver, without which the results could have been lower. Without these waivers, the Fund’s total annual operating expenses, as of the Prospectus dated January 19, 2018, would be 2.86% (gross expenses) per class A share, and returns would have been lower. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please go to provasicapital.com or call 866.655.3600.

This material contains forward-looking statements relating to the business and financial outlook of Vertical Capital Income Fund that are based on our current expectations, estimates, forecasts and projections and are not guarantees of future performance. There is no assurance that the Fund will achieve its investment objective. Actual results may differ materially from those expressed in these forward-looking statements, and you should not place undue reliance on any such statements. A number of important factors could cause actual results to differ materially from the forward-looking statements contained in this material.

Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. The Fund will not invest in real estate directly, but, because the Fund will invest the majority of its assets in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

3574 NLD-6/04/2018

Vertical Capital Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures for the period ended March 31, 2018, compared to its benchmark:

	Six Months	One Year	Three Years	Five Years	Since Inception *	Since Inception **
The Vertical Capital Income Fund Class A	3.18%	3.37%	8.10%	8.46%	8.38%	N/A
The Vertical Capital Income Fund Class A with load	(1.45)%	(1.27)%	6.44%	7.46%	7.59%	N/A
The Vertical Capital Income Fund Class C	N/A	N/A	N/A	N/A	N/A	0.80%
The Vertical Capital Income Fund Class I	N/A	N/A	N/A	N/A	N/A	0.73%
The Vertical Capital Income Fund Class L	N/A	N/A	N/A	N/A	N/A	0.73%
The Vertical Capital Income Fund Class L with load	N/A	N/A	N/A	N/A	N/A	(3.57)%
Bloomberg Barclays Capital Mortgage Backed Securities Index	(1.04)%	0.77%	1.12%	1.80%	1.85%	(0.31)%

*	Class A commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

**	Class C, Class I, and Class L shares commenced operations on January 24, 2018. The performance of the Fund is based on average annual returns.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses are 2.86% for Class A, 3.61% for Class C, 2.61% for Class I and 3.11% for Class L per the latest Prospectus (see Financial Highlights for more current expense ratios). For performance information current to the most recent month-end, please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION*** (Unaudited)

Mortgage Notes	100.0%
100.0%

*** Based on Investments at Value as of March 31, 2018.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 95.7%
$116,680	Loan ID 200003	Fixed	7.250%	9/1/2035	$103,851
250,062	Loan ID 200004	Fixed	7.990%	10/1/2036	262,565
66,647	Loan ID 200006	ARM	7.990%	1/1/2036	69,979
50,669	Loan ID 200008	ARM	4.250%	3/28/2035	44,867
50,168	Loan ID 200012	ARM	9.800%	7/1/2037	49,702
55,970	Loan ID 200013	Fixed	5.250%	9/1/2040	23,464
37,816	Loan ID 200016	ARM	10.375%	1/1/2031	39,706
50,688	Loan ID 200018	Fixed	7.000%	1/1/2033	51,243
99,298	Loan ID 200023	Fixed	5.875%	12/1/2050	88,057
125,716	Loan ID 200025	ARM	4.375%	3/1/2034	131,239
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	137,326
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	231,979
210,974	Loan ID 200029	Fixed	6.310%	7/1/2037	162,438
330,489	Loan ID 200032	Fixed	3.130%	1/1/2051	290,150
551,764	Loan ID 200035	Fixed	4.625%	11/1/2050	477,600
64,005	Loan ID 200036	Fixed	7.940%	1/12/2034	67,205
159,630	Loan ID 200037	Fixed	7.800%	5/1/2035	150,676
116,998	Loan ID 200041	Fixed	4.875%	8/1/2039	119,265
40,334	Loan ID 200042	Fixed	7.000%	12/1/2037	42,351
61,059	Loan ID 200043	Fixed	6.125%	7/1/2039	64,112
34,524	Loan ID 200046	Fixed	8.000%	7/1/2027	36,250
51,522	Loan ID 200048	Fixed	5.500%	8/1/2039	53,872
153,304	Loan ID 200052	Fixed	5.125%	5/1/2040	157,570
54,507	Loan ID 200054	Fixed	8.250%	3/1/2039	57,232
81,578	Loan ID 200055	Fixed	10.000%	1/5/2036	85,657
125,943	Loan ID 200057	ARM	3.750%	10/1/2036	126,814
57,526	Loan ID 200059	Fixed	6.000%	8/1/2039	50,997
33,227	Loan ID 200060	Fixed	5.750%	8/1/2039	34,888
25,303	Loan ID 200065	ARM	8.125%	1/1/2037	26,568
212,667	Loan ID 200072	Fixed	0.000%	2/1/2051	170,514
141,666	Loan ID 200073	Fixed	0.000%	2/1/2026	114,323
140,897	Loan ID 200074	Fixed	0.000%	2/1/2031	113,703
198,013	Loan ID 200075	Fixed	4.250%	2/1/2042	194,987
164,178	Loan ID 200076	Fixed	4.250%	12/1/2041	160,890
28,883	Loan ID 200078	Fixed	7.000%	8/1/2036	28,779
131,922	Loan ID 200079	Fixed	4.500%	8/1/2049	67,494
66,626	Loan ID 200082	Fixed	8.250%	4/1/2040	58,177
182,143	Loan ID 200084	Fixed	7.000%	3/1/2039	151,236
194,622	Loan ID 200086	Fixed	4.250%	11/1/2050	147,066
221,440	Loan ID 200087	Fixed	6.000%	3/1/2051	198,523
120,599	Loan ID 200088	Fixed	7.000%	6/1/2039	99,998
262,119	Loan ID 200089	Fixed	3.875%	3/1/2052	197,940
272,843	Loan ID 200090	Fixed	4.000%	11/1/2036	62,181
129,982	Loan ID 200093	Fixed	5.000%	2/1/2038	133,282
234,469	Loan ID 200094	ARM	4.125%	9/1/2037	200,777
72,634	Loan ID 200102	Fixed	8.250%	3/1/2040	71,048

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$110,714	Loan ID 200110	Fixed	8.250%	8/1/2039	$114,073
143,826	Loan ID 200116	Fixed	7.125%	3/1/2039	135,711
122,984	Loan ID 200126	Fixed	8.250%	8/1/2039	126,804
71,258	Loan ID 200128	Fixed	4.710%	7/1/2037	43,735
453,320	Loan ID 200129	Fixed	4.625%	3/1/2052	366,966
30,624	Loan ID 200131	Fixed	3.875%	11/1/2027	29,353
120,198	Loan ID 200135	Fixed	4.375%	12/1/2042	118,783
123,513	Loan ID 200137	Fixed	4.500%	9/1/2042	122,588
39,692	Loan ID 200139	Fixed	4.625%	5/1/2027	39,850
76,534	Loan ID 200141	Fixed	4.250%	2/1/2042	75,333
123,758	Loan ID 200143	Fixed	3.000%	2/1/2037	112,630
384,953	Loan ID 200145	Fixed	4.000%	8/1/2051	274,227
100,089	Loan ID 200152	ARM	4.625%	9/1/2037	103,385
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	122,981
152,074	Loan ID 200158	Fixed	3.625%	12/1/2042	140,691
122,983	Loan ID 200160	Fixed	3.250%	2/1/2043	112,059
217,155	Loan ID 200162	Fixed	3.875%	7/1/2042	208,360
192,655	Loan ID 200165	Fixed	4.375%	12/1/2041	190,556
109,916	Loan ID 200166	Fixed	4.000%	2/1/2032	106,310
113,604	Loan ID 200168	Fixed	3.750%	10/1/2042	107,349
22,919	Loan ID 200169	Fixed	6.923%	9/1/2034	24,065
136,955	Loan ID 200172	Fixed	7.250%	2/1/2037	143,802
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	77,267
88,873	Loan ID 200174	Fixed	7.340%	4/1/2037	93,317
51,478	Loan ID 200175	Fixed	9.600%	5/1/2037	54,051
42,270	Loan ID 200177	Fixed	8.000%	1/11/2022	44,383
8,429	Loan ID 200179	Fixed	7.250%	7/27/2019	8,850
110,428	Loan ID 200181	Fixed	7.500%	6/1/2041	72,109
72,135	Loan ID 200184	Fixed	4.375%	12/1/2042	71,171
27,582	Loan ID 200185	Fixed	5.375%	6/1/2042	28,637
52,577	Loan ID 200186	Fixed	5.125%	8/1/2042	53,996
146,951	Loan ID 200188	Fixed	3.875%	2/1/2043	140,813
326,176	Loan ID 200190	Fixed	3.625%	11/1/2042	306,841
127,290	Loan ID 200191	Fixed	4.125%	11/1/2042	124,371
160,644	Loan ID 200194	Fixed	4.750%	9/1/2041	162,833
257,760	Loan ID 200195	Fixed	3.875%	3/1/2042	247,321
98,548	Loan ID 200196	Fixed	4.500%	1/1/2043	97,908
38,347	Loan ID 200197	Fixed	4.750%	11/1/2042	38,550
40,215	Loan ID 200198	Fixed	5.250%	10/1/2042	41,468
280,662	Loan ID 200199	Fixed	4.000%	9/1/2042	271,260
239,687	Loan ID 200200	Fixed	3.875%	9/1/2042	225,902
49,569	Loan ID 200201	Fixed	5.125%	8/1/2041	51,092
57,869	Loan ID 200202	Fixed	4.375%	12/1/2042	57,242
22,948	Loan ID 200206	Fixed	3.990%	12/1/2042	22,114
47,145	Loan ID 200208	Fixed	4.250%	1/1/2043	46,261

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$197,512	Loan ID 200209	Fixed	3.875%	8/1/2042	$189,613
55,317	Loan ID 200214	Fixed	5.750%	7/1/2039	58,082
112,442	Loan ID 200216	Fixed	5.750%	9/1/2039	117,332
141,624	Loan ID 200217	Fixed	5.250%	7/1/2040	146,367
72,986	Loan ID 200218	Fixed	4.250%	12/1/2041	70,805
195,602	Loan ID 200219	Fixed	4.250%	4/1/2043	192,135
210,077	Loan ID 200220	Fixed	3.875%	5/1/2043	176,480
160,564	Loan ID 200221	Fixed	4.250%	4/1/2043	158,192
196,896	Loan ID 200224	Fixed	4.000%	7/1/2043	190,823
80,343	Loan ID 200226	Fixed	5.250%	7/1/2041	83,385
49,846	Loan ID 200228	Fixed	4.625%	8/1/2042	49,842
143,037	Loan ID 200230	Fixed	3.500%	2/1/2043	133,103
67,203	Loan ID 200232	Fixed	3.875%	8/1/2042	64,516
114,662	Loan ID 200233	Fixed	2.990%	11/1/2027	102,344
91,322	Loan ID 200235	Fixed	3.750%	12/1/2042	86,665
116,080	Loan ID 200243	Fixed	3.750%	4/1/2043	109,709
26,951	Loan ID 200244	Fixed	5.000%	5/1/2042	27,350
197,755	Loan ID 200245	Fixed	3.875%	3/1/2043	189,429
89,375	Loan ID 200286	Fixed	4.500%	7/1/2043	89,080
98,776	Loan ID 200287	Fixed	4.375%	7/1/2043	97,510
330,765	Loan ID 200288	Fixed	4.375%	11/1/2041	327,962
283,975	Loan ID 200290	Fixed	4.250%	4/1/2043	279,215
201,474	Loan ID 200296	Fixed	3.250%	2/1/2043	183,589
173,815	Loan ID 200297	Fixed	3.375%	10/1/2042	160,005
190,086	Loan ID 200299	Fixed	3.625%	10/1/2042	178,607
117,047	Loan ID 200300	Fixed	8.400%	10/20/2037	122,899
107,891	Loan ID 200302	Fixed	9.875%	10/1/2035	112,516
135,947	Loan ID 200304	Fixed	7.250%	10/1/2033	142,745
43,830	Loan ID 200307	Fixed	6.500%	7/1/2031	46,022
41,012	Loan ID 200313	Fixed	8.500%	3/1/2028	43,063
294,410	Loan ID 200315	ARM	4.500%	6/1/2037	262,226
70,690	Loan ID 200317	Fixed	7.000%	9/1/2032	74,224
75,243	Loan ID 200326	Fixed	8.375%	10/1/2036	79,005
144,629	Loan ID 200327	Fixed	6.790%	10/26/2036	151,861
249,487	Loan ID 200330	Fixed	7.000%	8/1/2037	202,170
99,107	Loan ID 200332	Fixed	5.775%	10/1/2037	104,062
89,320	Loan ID 200334	Fixed	7.000%	1/1/2033	93,786
264,833	Loan ID 200335	Fixed	3.000%	11/1/2052	209,769
43,301	Loan ID 200337	Fixed	7.000%	10/1/2034	45,466
50,131	Loan ID 200338	ARM	10.500%	8/1/2029	52,638
149,676	Loan ID 200339	Fixed	2.000%	10/1/2033	130,316
32,468	Loan ID 200340	Fixed	7.000%	3/1/2030	34,092
287,135	Loan ID 200341	Fixed	7.000%	8/1/2035	177,618
60,649	Loan ID 200348	Fixed	6.500%	7/1/2038	63,681
234,921	Loan ID 200349	Fixed	7.000%	1/1/2037	159,369
53,684	Loan ID 200350	Fixed	7.500%	3/1/2029	56,368

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$75,591	Loan ID 200352	Fixed	7.000%	8/1/2030	$79,370
41,768	Loan ID 200355	ARM	8.875%	7/1/2032	17,082
112,556	Loan ID 200358	Fixed	5.000%	4/1/2025	113,264
68,396	Loan ID 200361	Fixed	7.500%	1/1/2034	71,816
109,787	Loan ID 200362	Fixed	5.000%	6/1/2045	39,012
63,255	Loan ID 200366	Fixed	6.250%	1/1/2033	66,417
171,647	Loan ID 200368	Fixed	4.500%	4/1/2036	171,789
78,328	Loan ID 200374	ARM	7.000%	5/1/2034	78,328
77,562	Loan ID 200377	ARM	3.500%	10/1/2036	72,017
226,889	Loan ID 200378	Fixed	5.500%	5/1/2045	196,707
181,869	Loan ID 200380	Fixed	4.220%	4/1/2049	156,882
383,596	Loan ID 200383	Fixed	5.030%	12/1/2046	393,748
289,656	Loan ID 200384	Fixed	5.000%	11/1/2047	215,822
143,044	Loan ID 200385	Fixed	8.250%	1/1/2040	150,196
217,810	Loan ID 200386	Fixed	9.000%	3/1/2041	179,983
119,128	Loan ID 200389	Fixed	4.820%	9/1/2047	106,396
197,220	Loan ID 200390	Fixed	4.780%	4/16/2047	161,660
164,936	Loan ID 200391	Fixed	4.000%	1/13/2035	160,380
65,057	Loan ID 200392	Fixed	10.000%	6/5/2034	68,309
125,180	Loan ID 200394	Fixed	7.150%	8/1/2037	131,439
78,598	Loan ID 200395	Fixed	4.860%	4/1/2047	69,462
71,316	Loan ID 200396	Fixed	10.000%	2/1/2036	74,882
97,017	Loan ID 200397	ARM	4.250%	9/1/2037	101,868
131,056	Loan ID 200398	Fixed	4.800%	2/1/2037	115,701
75,453	Loan ID 200399	Fixed	4.980%	6/1/2037	62,845
49,247	Loan ID 200403	Fixed	8.300%	10/15/2032	51,709
55,610	Loan ID 200404	Fixed	8.100%	5/1/2037	58,390
94,402	Loan ID 200405	Fixed	4.870%	12/1/2035	94,086
115,121	Loan ID 200406	Fixed	4.875%	10/1/2051	117,355
229,685	Loan ID 200407	Fixed	6.500%	4/1/2042	241,170
194,952	Loan ID 200408	Fixed	6.000%	4/1/2039	175,000
341,527	Loan ID 200409	Fixed	6.000%	2/1/2049	256,570
103,379	Loan ID 200411	Fixed	8.275%	6/1/2037	108,548
307,233	Loan ID 200412	Fixed	5.500%	6/1/2045	149,958
179,792	Loan ID 200416	Fixed	4.670%	8/1/2053	159,772
68,429	Loan ID 200417	Fixed	7.000%	5/1/2035	71,850
53,689	Loan ID 200418	Fixed	4.000%	6/1/2035	51,734
154,851	Loan ID 200419	Fixed	4.000%	12/19/2035	147,025
160,545	Loan ID 200420	Fixed	4.225%	4/10/2038	141,159
74,484	Loan ID 200421	Fixed	7.710%	8/1/2037	75,649
134,111	Loan ID 200422	Fixed	3.830%	8/1/2053	101,144
126,364	Loan ID 200423	Fixed	4.500%	6/1/2043	125,758
219,331	Loan ID 200430	Fixed	3.625%	7/1/2043	205,330
183,637	Loan ID 200431	Fixed	4.625%	7/1/2043	184,460
293,736	Loan ID 200432	Fixed	4.875%	5/1/2043	297,198
125,905	Loan ID 200433	Fixed	4.250%	8/1/2043	123,720

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$157,046	Loan ID 200434	Fixed	5.250%	10/1/2043	$162,340
196,564	Loan ID 200435	Fixed	4.625%	11/1/2052	195,937
205,792	Loan ID 200436	Fixed	3.750%	4/1/2043	194,708
43,170	Loan ID 200439	Fixed	5.000%	8/1/2041	39,879
191,124	Loan ID 200441	Fixed	6.000%	4/1/2045	147,545
153,887	Loan ID 200445	Fixed	5.250%	2/1/2039	159,327
46,233	Loan ID 200447	Fixed	5.875%	11/4/2034	48,544
77,919	Loan ID 200448	Fixed	5.750%	5/1/2042	68,731
123,091	Loan ID 200449	Fixed	5.000%	7/1/2041	116,906
350,162	Loan ID 200451	Fixed	6.250%	7/1/2038	367,671
14,605	Loan ID 200453	ARM	4.250%	3/1/2026	15,335
201,748	Loan ID 200457	Fixed	5.750%	12/10/2030	211,835
185,729	Loan ID 200460	Fixed	7.000%	7/1/2041	195,016
377,970	Loan ID 200462	Fixed	6.000%	7/1/2045	338,755
239,026	Loan ID 200465	Fixed	6.500%	7/1/2037	233,825
103,157	Loan ID 200468	Fixed	5.625%	12/1/2044	47,398
125,652	Loan ID 200469	Fixed	6.500%	7/1/2037	115,525
283,458	Loan ID 200473	Fixed	4.000%	12/1/2042	211,776
239,703	Loan ID 200474	Fixed	5.750%	11/1/2050	251,688
166,250	Loan ID 200475	Fixed	5.450%	7/1/2049	172,932
189,608	Loan ID 200476	Fixed	6.000%	9/1/2050	199,088
180,139	Loan ID 200477	Fixed	4.125%	12/1/2028	174,501
102,288	Loan ID 200482	Fixed	4.375%	11/1/2028	101,293
96,089	Loan ID 200483	Fixed	4.375%	11/1/2028	95,119
73,043	Loan ID 200485	Fixed	4.125%	2/1/2043	71,243
241,884	Loan ID 200486	Fixed	3.500%	1/1/2043	224,648
111,420	Loan ID 200489	Fixed	4.000%	3/1/2043	106,080
67,639	Loan ID 200490	Fixed	4.000%	11/1/2028	65,241
198,078	Loan ID 200491	Fixed	5.500%	10/1/2039	206,929
118,161	Loan ID 200492	Fixed	4.000%	1/1/2043	114,246
270,870	Loan ID 200494	Fixed	4.625%	10/1/2043	272,319
195,934	Loan ID 200496	Fixed	3.875%	2/1/2043	187,623
313,163	Loan ID 200497	Fixed	3.250%	4/1/2043	285,165
264,576	Loan ID 200499	Fixed	4.250%	1/1/2043	259,048
209,634	Loan ID 200500	Fixed	5.875%	2/1/2037	220,116
369,633	Loan ID 200504	Fixed	3.375%	3/1/2043	339,430
71,275	Loan ID 200507	Fixed	4.500%	9/1/2042	71,023
323,616	Loan ID 200514	Fixed	3.000%	4/1/2047	294,467
96,950	Loan ID 200515	Fixed	8.250%	2/1/2039	101,798
101,051	Loan ID 200517	Fixed	8.000%	5/1/2039	103,455
198,973	Loan ID 200518	Fixed	3.000%	12/1/2050	180,817
307,777	Loan ID 200519	Fixed	3.000%	11/1/2049	281,746
114,949	Loan ID 200524	Fixed	3.500%	6/1/2043	106,911
274,741	Loan ID 200525	Fixed	3.250%	12/1/2042	250,049
108,866	Loan ID 200527	Fixed	4.500%	12/1/2043	108,556
386,446	Loan ID 200529	Fixed	4.625%	2/1/2044	386,929

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$170,393	Loan ID 200531	Fixed	4.625%	11/1/2043	$170,044
107,697	Loan ID 200532	Fixed	3.250%	7/1/2043	97,912
107,596	Loan ID 200537	Fixed	4.500%	3/1/2042	106,212
81,977	Loan ID 200540	Fixed	3.875%	2/1/2043	78,526
52,089	Loan ID 200545	Fixed	4.375%	2/1/2029	51,401
119,330	Loan ID 200546	Fixed	5.375%	12/1/2043	123,332
165,360	Loan ID 200548	Fixed	5.250%	2/1/2044	170,506
214,645	Loan ID 200555	Fixed	4.375%	1/1/2044	213,074
134,181	Loan ID 200564	Fixed	4.875%	5/1/2039	136,829
509,376	Loan ID 200565	Interest Only	4.000%	6/1/2037	441,892
128,082	Loan ID 200567	Fixed	3.375%	5/1/2043	117,811
133,112	Loan ID 200571	Fixed	4.500%	7/1/2043	132,418
92,958	Loan ID 200573	Fixed	3.750%	9/1/2042	88,153
127,495	Loan ID 200574	Fixed	4.875%	1/1/2044	129,816
146,363	Loan ID 200577	Fixed	3.125%	4/1/2028	131,972
179,230	Loan ID 200578	Fixed	4.750%	8/1/2040	181,819
47,277	Loan ID 200579	Fixed	4.875%	5/1/2042	47,635
168,647	Loan ID 200580	Fixed	4.125%	11/1/2041	164,975
37,676	Loan ID 200581	Fixed	4.750%	9/1/2042	37,366
362,574	Loan ID 200582	Fixed	4.000%	11/1/2042	345,518
77,090	Loan ID 200583	Fixed	3.625%	9/1/2027	72,417
169,076	Loan ID 200585	Fixed	4.000%	6/1/2046	160,367
317,985	Loan ID 200586	Fixed	3.500%	1/1/2043	295,529
244,628	Loan ID 200588	Fixed	3.750%	5/1/2042	232,692
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	39,157
95,732	Loan ID 200592	Fixed	4.375%	6/1/2042	94,811
65,179	Loan ID 200593	Fixed	3.875%	6/1/2042	62,486
221,731	Loan ID 200594	Fixed	4.250%	4/1/2043	218,459
37,873	Loan ID 200597	Fixed	5.625%	2/1/2044	39,497
132,628	Loan ID 200598	Fixed	4.625%	2/1/2044	132,893
117,140	Loan ID 200599	Fixed	4.125%	2/1/2043	114,061
187,333	Loan ID 200600	Fixed	4.625%	4/1/2044	188,315
179,453	Loan ID 200602	Fixed	3.750%	3/1/2043	170,255
28,059	Loan ID 200603	Fixed	4.125%	6/1/2043	27,219
71,344	Loan ID 200604	Fixed	3.500%	1/1/2043	66,313
137,451	Loan ID 200605	Fixed	4.875%	11/1/2043	122,824
193,378	Loan ID 200607	Fixed	2.875%	11/1/2027	171,570
131,980	Loan ID 200608	Fixed	4.125%	11/1/2043	126,930
52,274	Loan ID 200611	Fixed	4.625%	5/1/2043	52,405
122,339	Loan ID 200612	Fixed	4.500%	2/1/2043	122,044
199,000	Loan ID 200613	Fixed	3.369%	1/1/2043	183,311
99,441	Loan ID 200615	Fixed	4.250%	8/1/2043	97,610
332,251	Loan ID 200616	Fixed	4.875%	2/1/2044	337,241
125,556	Loan ID 200618	Fixed	4.375%	5/1/2042	124,480
223,182	Loan ID 200620	Fixed	4.250%	10/1/2043	219,238
128,428	Loan ID 200621	Fixed	3.625%	1/1/2043	120,050

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$70,892	Loan ID 200623	Fixed	4.375%	12/1/2042	$70,016
247,888	Loan ID 200624	Fixed	4.125%	4/1/2043	241,614
128,384	Loan ID 200627	Fixed	4.250%	10/1/2043	126,176
68,076	Loan ID 200628	Fixed	3.250%	2/1/2028	61,993
162,221	Loan ID 200630	Fixed	5.250%	9/1/2043	167,689
336,749	Loan ID 200632	Fixed	5.250%	5/1/2044	346,796
220,069	Loan ID 200633	Fixed	5.125%	5/1/2044	225,128
225,707	Loan ID 200634	Fixed	4.375%	1/1/2044	223,487
95,301	Loan ID 200635	Fixed	3.750%	5/1/2029	89,528
142,268	Loan ID 200642	Fixed	5.000%	3/1/2044	130,565
115,258	Loan ID 200645	Fixed	5.000%	4/1/2044	117,670
139,382	Loan ID 200649	Fixed	4.375%	3/1/2044	114,718
126,685	Loan ID 200650	Fixed	4.875%	5/1/2044	126,765
253,804	Loan ID 200651	Fixed	3.625%	7/1/2043	237,622
136,231	Loan ID 200655	Fixed	3.375%	5/1/2043	125,254
147,472	Loan ID 200656	Fixed	6.875%	7/1/2037	137,524
143,496	Loan ID 200657	Fixed	4.875%	8/1/2051	146,260
176,687	Loan ID 200660	Fixed	5.875%	3/1/2038	185,521
207,150	Loan ID 200662	Fixed	5.000%	3/1/2044	211,448
67,396	Loan ID 200663	Fixed	4.750%	5/1/2044	68,180
293,507	Loan ID 200668	Fixed	3.625%	4/1/2043	275,923
152,099	Loan ID 200669	Fixed	5.250%	4/1/2044	155,973
57,926	Loan ID 200670	Fixed	4.375%	2/1/2029	57,266
231,756	Loan ID 200671	Fixed	4.625%	8/1/2043	232,015
152,743	Loan ID 200672	Fixed	3.750%	7/1/2043	144,399
302,687	Loan ID 200674	Fixed	4.500%	5/1/2044	301,250
240,789	Loan ID 200675	Fixed	5.125%	4/1/2044	246,803
110,601	Loan ID 200677	Fixed	3.625%	5/1/2028	103,715
452,859	Loan ID 200678	Fixed	4.375%	2/1/2044	447,719
249,190	Loan ID 200679	Fixed	5.000%	4/1/2044	201,654
186,075	Loan ID 200682	Fixed	4.875%	5/1/2044	164,910
123,610	Loan ID 200684	Fixed	4.875%	4/1/2044	125,946
225,107	Loan ID 200685	Fixed	4.875%	5/1/2044	228,088
219,350	Loan ID 200690	Fixed	4.250%	4/1/2044	215,977
279,973	Loan ID 200691	Fixed	4.500%	5/1/2044	279,912
238,625	Loan ID 200692	Fixed	4.625%	7/1/2044	238,337
104,431	Loan ID 200694	Fixed	4.500%	9/1/2043	103,980
46,964	Loan ID 200696	Fixed	3.750%	10/1/2042	44,652
133,027	Loan ID 200697	Fixed	4.500%	1/1/2044	109,424
183,072	Loan ID 200699	Fixed	4.125%	7/1/2044	177,617
90,369	Loan ID 200700	Fixed	4.250%	2/1/2044	88,637
163,708	Loan ID 200701	Fixed	4.750%	6/1/2044	165,063
94,612	Loan ID 200704	Fixed	4.375%	3/1/2043	93,247
129,635	Loan ID 200708	Fixed	4.875%	2/1/2044	132,229
49,946	Loan ID 200709	Fixed	4.375%	4/1/2043	49,400
113,536	Loan ID 200710	Fixed	4.500%	7/1/2044	113,536

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$111,803	Loan ID 200711	Fixed	3.750%	7/1/2043	$105,659
592,933	Loan ID 200714	Fixed	4.175%	11/1/2036	510,228
210,493	Loan ID 200716	ARM	4.132%	8/1/2037	122,690
139,065	Loan ID 200720	ARM	3.875%	4/1/2042	95,836
147,795	Loan ID 200726	Fixed	4.125%	9/1/2037	88,101
163,339	Loan ID 200727	Fixed	2.625%	7/1/2037	144,911
446,614	Loan ID 200730	ARM	4.125%	9/1/2036	450,719
193,171	Loan ID 200732	Fixed	4.125%	9/1/2027	189,193
224,920	Loan ID 200733	Fixed	3.750%	12/1/2042	213,635
235,554	Loan ID 200734	ARM	3.375%	4/1/2044	234,636
99,716	Loan ID 200735	Fixed	4.500%	6/1/2044	99,437
141,632	Loan ID 200736	Fixed	4.750%	5/1/2044	124,447
173,178	Loan ID 200742	Fixed	4.250%	4/1/2043	169,494
187,639	Loan ID 200744	Fixed	3.625%	6/1/2043	175,767
442,148	Loan ID 200748	Fixed	4.750%	12/1/2043	445,596
150,789	Loan ID 200749	Fixed	4.750%	9/1/2043	152,654
237,726	Loan ID 200750	Fixed	4.750%	5/1/2044	240,992
58,759	Loan ID 200753	Fixed	5.250%	5/1/2044	60,008
54,240	Loan ID 200755	Fixed	4.250%	6/1/2043	53,369
187,312	Loan ID 200756	Fixed	4.875%	11/1/2043	171,794
123,516	Loan ID 200759	Fixed	3.750%	6/1/2043	117,338
168,905	Loan ID 200760	Fixed	3.750%	6/1/2043	160,213
293,645	Loan ID 200762	Fixed	3.875%	5/1/2042	282,019
150,003	Loan ID 200763	Fixed	4.250%	11/1/2043	146,989
200,742	Loan ID 200765	Fixed	4.875%	11/1/2043	202,935
481,392	Loan ID 200766	Fixed	3.625%	12/1/2042	452,640
175,137	Loan ID 200771	Fixed	4.500%	4/1/2043	175,137
241,065	Loan ID 200772	Fixed	3.750%	3/1/2043	229,036
200,940	Loan ID 200774	Fixed	3.875%	7/1/2043	192,528
43,669	Loan ID 200775	Fixed	4.250%	4/1/2043	42,820
79,753	Loan ID 200776	Fixed	4.250%	3/1/2044	78,172
52,667	Loan ID 200777	Fixed	4.750%	6/1/2044	45,539
140,460	Loan ID 200779	Fixed	4.625%	8/1/2044	140,104
164,707	Loan ID 200781	Fixed	4.625%	9/1/2044	163,413
137,920	Loan ID 200783	Fixed	4.750%	9/1/2044	139,507
110,973	Loan ID 200785	Fixed	4.500%	8/1/2044	110,498
222,948	Loan ID 200786	Fixed	4.625%	7/1/2044	224,485
42,435	Loan ID 200787	Fixed	4.750%	9/1/2044	42,495
172,850	Loan ID 200788	Fixed	3.625%	12/1/2028	160,958
127,686	Loan ID 200789	Fixed	3.750%	9/1/2044	120,901
148,517	Loan ID 200790	Fixed	4.250%	8/1/2044	146,231
199,815	Loan ID 200791	Fixed	4.875%	6/1/2044	201,596
351,123	Loan ID 200792	Fixed	3.375%	1/1/2043	240,632
91,261	Loan ID 200795	Fixed	6.750%	8/1/2036	90,107
70,715	Loan ID 200796	Fixed	3.170%	12/1/2053	21,260
58,601	Loan ID 200799	Fixed	4.000%	2/5/2053	53,409

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$64,101	Loan ID 200800	Fixed	4.000%	1/1/2053	$56,189
353,021	Loan ID 200803	Fixed	3.410%	11/1/2050	203,934
152,359	Loan ID 200805	Fixed	4.625%	7/1/2050	109,256
157,066	Loan ID 200806	Fixed	5.000%	8/1/2049	107,782
57,161	Loan ID 200808	Fixed	4.250%	11/1/2050	25,162
115,523	Loan ID 200809	Fixed	5.000%	4/1/2050	64,466
236,600	Loan ID 200814	Fixed	8.250%	7/1/2039	246,950
279,325	Loan ID 200817	Fixed	5.000%	1/1/2050	180,061
129,576	Loan ID 200820	Fixed	4.000%	7/1/2044	125,304
204,962	Loan ID 200821	Fixed	4.250%	8/1/2044	201,642
79,812	Loan ID 200823	Fixed	4.250%	9/1/2044	78,516
217,612	Loan ID 200824	Fixed	4.250%	8/1/2044	209,699
104,204	Loan ID 200826	Fixed	4.375%	9/1/2044	102,419
181,813	Loan ID 200827	Fixed	3.875%	6/1/2044	173,288
232,106	Loan ID 200829	Fixed	4.375%	7/1/2043	229,625
202,721	Loan ID 200830	ARM	2.875%	7/1/2044	200,177
70,320	Loan ID 200831	Fixed	4.250%	10/1/2044	68,709
333,984	Loan ID 200832	Fixed	4.250%	10/1/2044	327,342
157,062	Loan ID 200834	Fixed	4.125%	7/1/2043	153,142
322,113	Loan ID 200835	Fixed	5.000%	8/1/2043	329,809
178,932	Loan ID 200838	Fixed	3.750%	8/1/2044	169,027
229,455	Loan ID 200839	Fixed	5.000%	5/1/2044	234,522
175,749	Loan ID 200842	Fixed	4.250%	8/1/2044	172,421
351,869	Loan ID 200843	Fixed	4.750%	10/1/2043	353,627
296,155	Loan ID 200844	Fixed	4.500%	7/1/2043	295,236
199,447	Loan ID 200846	Fixed	4.375%	11/1/2043	195,117
178,925	Loan ID 200847	Fixed	4.750%	10/1/2044	180,618
108,246	Loan ID 200853	Fixed	5.000%	4/1/2037	109,449
224,085	Loan ID 200855	ARM	4.551%	7/1/2037	194,207
199,313	Loan ID 200856	Fixed	6.500%	6/1/2042	124,222
260,421	Loan ID 200858	Fixed	3.000%	1/1/2053	222,113
163,825	Loan ID 200860	Fixed	3.000%	3/1/2052	108,218
420,947	Loan ID 200861	Fixed	2.000%	6/1/2054	275,253
246,030	Loan ID 200863	Fixed	3.000%	7/1/2052	208,300
259,462	Loan ID 200864	Fixed	4.000%	1/1/2037	97,113
261,320	Loan ID 200866	Fixed	2.000%	5/1/2053	217,930
111,342	Loan ID 200867	Fixed	2.370%	9/1/2053	93,411
197,288	Loan ID 200873	Fixed	3.525%	11/1/2053	79,778
192,940	Loan ID 200876	ARM	3.750%	5/1/2035	154,380
186,696	Loan ID 200880	Fixed	4.250%	6/1/2043	183,522
76,873	Loan ID 200883	Fixed	3.375%	5/1/2028	70,618
91,656	Loan ID 200886	Fixed	4.250%	10/1/2044	89,878
247,935	Loan ID 200887	Fixed	4.750%	9/1/2044	249,823
231,704	Loan ID 200888	Fixed	4.500%	9/1/2044	230,669
202,675	Loan ID 200891	Fixed	4.250%	10/1/2044	198,404
248,690	Loan ID 200892	Fixed	3.750%	9/1/2043	185,778

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$95,857	Loan ID 200894	Fixed	5.000%	10/1/2043	$97,952
220,262	Loan ID 200895	Fixed	3.875%	11/1/2043	211,159
190,915	Loan ID 200897	Fixed	4.750%	10/1/2044	191,345
363,120	Loan ID 200900	Fixed	4.375%	9/1/2044	360,509
646,100	Loan ID 200902	Fixed	4.250%	9/1/2044	635,859
246,725	Loan ID 200904	Fixed	5.125%	9/1/2044	253,362
395,445	Loan ID 200905	Fixed	5.375%	9/1/2044	406,908
300,107	Loan ID 200906	Fixed	4.875%	2/1/2035	305,856
354,573	Loan ID 200907	ARM	4.182%	8/1/2047	310,023
104,335	Loan ID 200908	Fixed	4.000%	6/1/2049	102,008
113,778	Loan ID 200909	Fixed	4.870%	3/1/2046	115,974
199,408	Loan ID 200910	Fixed	3.300%	4/1/2053	165,522
723,314	Loan ID 200912	Fixed	4.500%	3/1/2037	714,750
58,464	Loan ID 200913	Fixed	4.250%	5/1/2047	46,142
147,769	Loan ID 200914	Fixed	2.875%	12/1/2047	135,055
91,776	Loan ID 200916	Fixed	4.000%	10/1/2037	86,170
157,937	Loan ID 200917	Fixed	4.875%	1/1/2051	161,080
94,593	Loan ID 200921	ARM	4.750%	7/1/2051	99,322
418,232	Loan ID 200922	Fixed	3.340%	9/1/2053	397,726
504,641	Loan ID 200924	Fixed	5.500%	9/1/2051	527,105
316,483	Loan ID 200927	Fixed	3.000%	8/1/2038	291,413
119,343	Loan ID 200928	Fixed	4.800%	12/1/2036	121,054
159,202	Loan ID 200929	Fixed	4.625%	1/1/2043	159,452
386,380	Loan ID 200931	Fixed	4.250%	12/1/2052	332,722
298,010	Loan ID 200933	Fixed	4.250%	3/1/2043	292,963
112,690	Loan ID 200934	Fixed	3.810%	1/1/2043	107,362
175,303	Loan ID 200935	Fixed	3.875%	4/1/2043	168,174
191,713	Loan ID 200936	Fixed	4.000%	5/1/2042	185,600
119,869	Loan ID 200939	Fixed	4.170%	5/1/2042	117,595
195,690	Loan ID 200940	Fixed	3.250%	2/1/2043	178,234
113,944	Loan ID 200941	Fixed	3.780%	1/1/2043	108,355
275,494	Loan ID 200942	Fixed	4.000%	4/1/2043	266,438
103,042	Loan ID 200944	Fixed	4.500%	2/1/2044	101,851
284,355	Loan ID 200947	Fixed	4.000%	2/1/2043	274,874
127,994	Loan ID 200948	Fixed	4.625%	12/1/2042	127,629
277,535	Loan ID 200949	Fixed	3.875%	4/1/2043	266,135
179,357	Loan ID 200952	Fixed	3.875%	1/1/2043	171,945
115,826	Loan ID 200953	Fixed	3.750%	12/1/2042	109,832
373,294	Loan ID 200954	Fixed	3.625%	1/1/2043	350,401
323,103	Loan ID 200955	Fixed	3.250%	5/1/2043	294,584
261,181	Loan ID 200956	Fixed	5.000%	8/1/2051	267,968
94,837	Loan ID 200958	Fixed	3.875%	6/1/2043	90,763
412,811	Loan ID 200959	Fixed	4.000%	11/1/2042	399,761
360,631	Loan ID 200960	Fixed	3.500%	1/1/2043	335,071
176,434	Loan ID 200961	Fixed	4.750%	6/1/2043	178,172
203,287	Loan ID 200962	Fixed	4.250%	10/1/2044	199,767

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$116,780	Loan ID 200963	Fixed	4.750%	9/1/2044	$117,531
348,834	Loan ID 200964	Fixed	3.750%	7/1/2043	330,865
145,136	Loan ID 200966	Fixed	4.875%	7/1/2044	116,299
93,786	Loan ID 200968	Fixed	4.250%	11/1/2044	77,928
358,580	Loan ID 200969	Fixed	4.875%	8/1/2043	364,105
152,427	Loan ID 200974	Fixed	4.250%	10/1/2044	149,693
56,668	Loan ID 200975	Fixed	4.750%	12/1/2044	57,334
350,397	Loan ID 200977	Fixed	4.875%	9/1/2044	350,397
203,908	Loan ID 200983	Fixed	4.375%	8/1/2044	201,779
113,154	Loan ID 200987	Fixed	4.625%	10/1/2044	113,259
199,966	Loan ID 200989	Fixed	3.750%	6/1/2029	188,439
280,991	Loan ID 200992	Fixed	4.125%	5/1/2043	274,243
166,154	Loan ID 200993	Fixed	2.004%	7/15/2049	139,826
200,909	Loan ID 200994	Fixed	4.125%	5/1/2053	197,362
55,844	Loan ID 200996	Fixed	2.500%	8/1/2048	32,299
96,588	Loan ID 200997	Fixed	2.000%	3/1/2051	72,744
361,856	Loan ID 200998	Fixed	3.875%	12/1/2050	343,190
71,916	Loan ID 201000	Fixed	5.125%	2/1/2039	74,077
27,159	Loan ID 201002	Fixed	0.000%	10/1/2024	22,008
128,539	Loan ID 201005	Fixed	4.750%	7/1/2041	130,119
42,722	Loan ID 201006	Fixed	6.875%	3/1/2038	44,858
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
66,320	Loan ID 201009	Fixed	0.000%	4/1/2033	54,110
79,217	Loan ID 201010	Fixed	5.500%	4/1/2039	82,698
34,195	Loan ID 201011	Fixed	0.000%	2/1/2023	27,769
45,843	Loan ID 201012	Fixed	7.500%	12/1/2038	47,002
55,735	Loan ID 201013	Fixed	7.500%	12/1/2038	47,128
82,624	Loan ID 201014	Fixed	0.000%	2/1/2033	66,963
11,159	Loan ID 201015	Fixed	0.000%	3/29/2021	9,175
105,290	Loan ID 201016	Fixed	6.500%	2/1/2036	110,555
22,498	Loan ID 201017	Fixed	0.000%	4/1/2032	18,245
91,218	Loan ID 201020	Fixed	0.000%	10/1/2034	74,034
78,981	Loan ID 201022	ARM	3.750%	5/1/2037	63,919
140,451	Loan ID 201023	Fixed	6.450%	2/1/2036	128,915
79,148	Loan ID 201026	Fixed	7.750%	12/1/2035	80,536
106,667	Loan ID 201027	ARM	9.538%	3/1/2037	112,001
102,362	Loan ID 201030	Fixed	5.000%	7/1/2042	105,108
140,529	Loan ID 201032	Fixed	4.500%	11/1/2044	113,287
283,327	Loan ID 201033	Fixed	4.125%	12/1/2044	276,594
92,602	Loan ID 201036	Fixed	4.375%	12/1/2044	91,354
68,423	Loan ID 201037	Fixed	8.250%	7/1/2039	71,844
270,882	Loan ID 201040	Fixed	4.000%	11/1/2045	195,018
90,360	Loan ID 201041	Fixed	3.750%	11/1/2052	85,403
114,487	Loan ID 201043	Fixed	4.000%	4/1/2039	104,117
178,586	Loan ID 201044	Fixed	4.870%	3/29/2037	182,048
107,892	Loan ID 201045	Fixed	3.000%	7/1/2037	78,855

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$263,076	Loan ID 201046	Fixed	2.000%	4/1/2053	$201,846
108,206	Loan ID 201047	Fixed	3.625%	4/1/2053	95,110
172,362	Loan ID 201048	Fixed	3.000%	4/1/2052	128,896
65,027	Loan ID 201053	Fixed	3.860%	7/1/2053	62,802
209,866	Loan ID 201054	Fixed	2.400%	5/17/2050	175,920
585,663	Loan ID 201056	Fixed	2.000%	7/1/2054	498,926
165,853	Loan ID 201057	Fixed	2.000%	1/1/2050	121,892
130,255	Loan ID 201058	Fixed	2.500%	8/1/2037	109,253
110,245	Loan ID 201060	ARM	4.250%	7/1/2035	95,534
86,409	Loan ID 201061	Fixed	5.000%	2/1/2050	68,329
117,977	Loan ID 201062	Fixed	3.100%	4/1/2047	108,056
123,696	Loan ID 201063	Fixed	4.000%	9/1/2047	104,372
210,959	Loan ID 201065	Fixed	3.000%	7/1/2037	163,820
228,784	Loan ID 201066	Fixed	4.250%	12/1/2046	226,033
431,800	Loan ID 201067	Fixed	4.750%	1/1/2044	434,932
68,135	Loan ID 201069	Fixed	4.625%	12/1/2044	68,286
611,259	Loan ID 201070	Fixed	4.250%	2/1/2045	598,868
106,099	Loan ID 201072	Fixed	3.500%	3/1/2028	98,705
40,388	Loan ID 201073	Fixed	3.125%	4/1/2023	35,598
94,931	Loan ID 201075	Fixed	4.375%	10/1/2044	87,988
124,214	Loan ID 201076	Fixed	3.500%	12/1/2042	115,365
133,584	Loan ID 201077	Fixed	3.625%	7/1/2044	123,185
224,553	Loan ID 201084	Fixed	5.000%	8/1/2038	230,305
145,799	Loan ID 201086	Fixed	4.625%	11/1/2044	144,598
157,682	Loan ID 201091	Fixed	4.125%	1/1/2045	126,675
248,431	Loan ID 201092	Fixed	5.250%	4/1/2046	255,480
135,192	Loan ID 201093	Fixed	4.125%	9/1/2043	113,658
147,216	Loan ID 201094	Fixed	4.550%	3/1/2044	145,712
93,151	Loan ID 201100	Fixed	4.125%	7/1/2043	91,046
346,616	Loan ID 201101	Fixed	4.625%	3/1/2045	346,685
151,897	Loan ID 201103	ARM	2.875%	5/1/2044	151,320
158,542	Loan ID 201104	Fixed	4.375%	4/1/2045	156,353
77,557	Loan ID 201107	Fixed	5.150%	2/1/2036	79,115
151,839	Loan ID 201108	Fixed	4.750%	2/1/2054	135,183
516,403	Loan ID 201110	ARM	4.625%	4/1/2037	413,731
160,314	Loan ID 201111	Fixed	4.875%	4/1/2050	91,177
241,848	Loan ID 201112	Fixed	4.750%	8/1/2037	245,171
78,046	Loan ID 201113	Fixed	5.750%	12/1/2052	81,949
110,310	Loan ID 201114	Fixed	8.087%	5/1/2054	88,795
504,524	Loan ID 201115	Fixed	4.000%	2/1/2051	383,157
123,534	Loan ID 201119	Fixed	4.000%	5/1/2034	116,136
89,174	Loan ID 201121	Fixed	4.000%	10/1/2037	65,980
84,858	Loan ID 201122	Fixed	4.750%	11/1/2048	77,738
171,107	Loan ID 201123	Fixed	4.000%	7/1/2054	43,929
242,762	Loan ID 201124	Fixed	4.750%	4/1/2040	246,062
430,559	Loan ID 201126	Fixed	6.500%	4/1/2049	452,087

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$81,122	Loan ID 201127	ARM	3.750%	4/1/2037	$69,670
118,277	Loan ID 201130	Fixed	4.850%	12/1/2037	119,091
116,196	Loan ID 201131	Fixed	7.353%	5/1/2053	89,172
168,632	Loan ID 201132	Fixed	4.000%	7/1/2037	118,772
196,076	Loan ID 201134	Fixed	2.000%	10/1/2053	148,246
518,631	Loan ID 201135	Fixed	3.000%	6/1/2051	404,201
55,862	Loan ID 201138	Fixed	4.250%	3/1/2034	55,274
159,222	Loan ID 201139	Fixed	2.000%	11/1/2053	121,557
153,216	Loan ID 201140	Fixed	4.870%	1/1/2038	154,292
87,031	Loan ID 201143	Fixed	3.000%	11/1/2037	64,540
99,887	Loan ID 201144	Fixed	4.250%	9/1/2045	98,701
225,845	Loan ID 201145	Fixed	4.375%	4/1/2051	221,798
129,984	Loan ID 201146	Fixed	4.875%	8/1/2054	107,277
108,283	Loan ID 201147	Fixed	4.000%	11/1/2051	84,942
94,749	Loan ID 201148	Fixed	3.950%	10/1/2042	92,362
278,433	Loan ID 201149	Fixed	5.719%	6/1/2051	159,353
246,709	Loan ID 201153	Fixed	5.000%	6/1/2050	164,260
58,321	Loan ID 201154	ARM	4.250%	11/1/2041	52,662
93,704	Loan ID 201155	Fixed	2.000%	11/1/2053	58,801
63,583	Loan ID 201156	Fixed	5.000%	4/1/2050	47,192
287,299	Loan ID 201157	Fixed	4.000%	3/1/2055	279,735
201,131	Loan ID 201160	Fixed	4.920%	10/1/2049	137,067
378,175	Loan ID 201163	Fixed	4.750%	12/1/2049	236,648
163,605	Loan ID 201164	Fixed	4.250%	11/1/2051	161,915
110,184	Loan ID 201165	Fixed	4.750%	1/1/2044	111,292
428,819	Loan ID 201168	Fixed	3.000%	4/1/2052	318,177
106,023	Loan ID 201169	Fixed	5.934%	9/1/2037	94,529
64,647	Loan ID 201170	Fixed	4.375%	7/1/2037	63,482
106,968	Loan ID 201173	Fixed	3.000%	11/1/2047	51,295
144,993	Loan ID 201174	Fixed	4.750%	1/1/2053	147,005
62,122	Loan ID 201175	Fixed	5.000%	9/1/2044	63,671
133,278	Loan ID 201176	Fixed	4.250%	8/1/2053	130,266
302,551	Loan ID 201178	Fixed	3.193%	6/1/2051	217,791
298,333	Loan ID 201179	Fixed	4.000%	5/1/2051	186,897
301,330	Loan ID 201181	Fixed	4.500%	4/1/2034	264,797
132,272	Loan ID 201183	Fixed	3.375%	10/1/2052	104,347
62,651	Loan ID 201184	Fixed	4.000%	6/1/2049	61,233
255,297	Loan ID 201185	Fixed	5.760%	10/1/2053	215,354
80,496	Loan ID 201187	Fixed	2.000%	11/1/2048	41,600
157,879	Loan ID 201190	Fixed	4.250%	6/1/2051	156,205
212,664	Loan ID 201191	Fixed	3.000%	2/1/2037	205,247
621,233	Loan ID 201196	Fixed	2.000%	11/1/2036	482,776
170,836	Loan ID 201197	Fixed	5.125%	8/1/2037	174,055
331,038	Loan ID 201199	Fixed	5.125%	11/1/2046	308,742
282,782	Loan ID 201200	Fixed	4.500%	3/1/2044	282,648
286,546	Loan ID 201201	Fixed	4.500%	8/1/2044	285,403

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$446,221	Loan ID 201204	Fixed	3.750%	4/1/2045	$420,830
147,281	Loan ID 201205	Fixed	4.625%	1/1/2045	147,662
128,727	Loan ID 201206	Fixed	3.990%	4/1/2045	123,932
417,117	Loan ID 201207	Fixed	4.625%	8/1/2051	405,443
114,307	Loan ID 201208	Fixed	4.625%	4/1/2045	113,646
177,494	Loan ID 201209	Fixed	4.250%	4/1/2045	163,626
127,631	Loan ID 201211	Fixed	4.125%	7/1/2044	97,253
359,377	Loan ID 201212	Fixed	4.625%	3/1/2045	294,942
196,362	Loan ID 201213	Fixed	4.875%	8/1/2044	194,309
538,054	Loan ID 201214	ARM	2.875%	9/1/2043	517,408
261,638	Loan ID 201216	Fixed	3.500%	2/1/2043	199,534
100,620	Loan ID 201217	Fixed	3.875%	5/1/2045	75,718
124,744	Loan ID 201218	Fixed	4.125%	1/1/2045	105,574
63,986	Loan ID 201221	Fixed	3.250%	5/1/2043	65,483
47,653	Loan ID 201222	Fixed	5.125%	1/1/2045	47,713
209,721	Loan ID 201223	Fixed	3.875%	4/1/2030	211,104
59,621	Loan ID 201226	Fixed	5.000%	3/1/2045	60,526
75,442	Loan ID 201229	Fixed	3.250%	7/1/2024	73,812
122,908	Loan ID 201232	Fixed	4.500%	1/1/2045	120,830
254,994	Loan ID 201233	Fixed	4.500%	12/1/2044	251,745
232,633	Loan ID 201237	Fixed	3.750%	5/1/2045	220,231
156,405	Loan ID 201240	Fixed	4.250%	10/1/2045	149,426
293,755	Loan ID 201241	Fixed	4.375%	7/1/2045	291,428
224,548	Loan ID 201242	Fixed	4.625%	11/1/2044	222,872
109,450	Loan ID 201243	Fixed	4.625%	11/1/2045	109,096
396,447	Loan ID 201244	Fixed	4.500%	6/1/2045	387,674
113,406	Loan ID 201245	Fixed	4.750%	8/1/2044	114,538
184,952	Loan ID 201247	Fixed	4.250%	5/1/2045	137,841
99,912	Loan ID 201248	Fixed	4.875%	7/1/2044	100,927
461,694	Loan ID 201249	Fixed	4.625%	8/1/2045	405,574
59,795	Loan ID 201250	Fixed	4.250%	10/1/2045	58,371
129,780	Loan ID 201251	Fixed	4.500%	8/1/2045	114,260
6,488	Loan ID 201253	ARM	8.750%	3/1/2019	6,813
157,359	Loan ID 201254	ARM	8.375%	9/1/2034	165,227
240,975	Loan ID 201255	ARM	8.000%	6/1/2035	253,024
30,247	Loan ID 201256	ARM	10.500%	10/1/2021	31,760
237,895	Loan ID 201257	Fixed	4.500%	5/1/2044	234,471
90,302	Loan ID 201258	Fixed	4.500%	6/1/2045	43,624
119,056	Loan ID 201259	Fixed	4.625%	1/1/2046	118,248
170,872	Loan ID 201260	Fixed	4.750%	9/1/2045	171,322
60,130	Loan ID 201262	Fixed	4.200%	1/1/2046	63,136
49,842	Loan ID 201263	Fixed	4.750%	10/1/2045	44,082
355,536	Loan ID 201265	Fixed	4.750%	6/1/2045	357,816
144,833	Loan ID 201266	Fixed	4.500%	2/1/2046	143,067
235,108	Loan ID 201268	Fixed	4.250%	6/1/2045	230,492
124,157	Loan ID 201269	Fixed	4.375%	12/1/2045	74,112

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$151,107	Loan ID 201270	Fixed	4.125%	2/1/2045	$146,426
252,802	Loan ID 201271	Fixed	4.500%	6/1/2045	247,124
139,307	Loan ID 201272	Fixed	4.750%	11/1/2044	140,194
239,950	Loan ID 201273	Fixed	4.500%	12/1/2045	237,760
216,552	Loan ID 201274	Fixed	4.125%	10/1/2045	205,553
191,406	Loan ID 201278	Fixed	3.750%	12/1/2045	154,834
368,487	Loan ID 201280	Fixed	4.500%	4/1/2046	351,485
152,441	Loan ID 201281	Fixed	4.875%	7/1/2044	154,386
128,979	Loan ID 201282	Fixed	5.250%	1/1/2046	131,747
110,345	Loan ID 201283	Fixed	4.250%	11/1/2045	106,528
130,266	Loan ID 201284	Fixed	3.625%	2/1/2029	129,735
32,044	Loan ID 201285	Fixed	4.625%	11/1/2028	32,668
109,651	Loan ID 201286	Fixed	4.375%	12/1/2045	107,997
85,046	Loan ID 201289	Fixed	4.000%	3/1/2045	81,371
247,324	Loan ID 201290	Fixed	4.750%	7/1/2045	249,432
302,932	Loan ID 201291	Fixed	5.000%	8/1/2045	306,254
80,860	Loan ID 201292	Fixed	4.500%	5/1/2045	84,903
36,950	Loan ID 201293	Fixed	4.875%	9/1/2045	36,972
125,497	Loan ID 201294	Fixed	4.625%	2/1/2046	122,302
97,648	Loan ID 201295	Fixed	4.500%	12/1/2045	82,344
759,673	Loan ID 201296	Fixed	4.250%	2/1/2046	735,342
339,759	Loan ID 201297	Fixed	4.875%	8/1/2045	344,269
253,960	Loan ID 201299	Fixed	4.250%	12/1/2045	185,527
196,583	Loan ID 201300	Fixed	4.750%	3/1/2046	194,652
73,091	Loan ID 201301	Fixed	4.550%	10/1/2044	72,424
135,249	Loan ID 201302	Fixed	4.250%	5/1/2045	131,974
97,217	Loan ID 201303	Fixed	3.875%	3/1/2045	92,703
225,898	Loan ID 201304	Fixed	4.125%	2/1/2046	214,354
148,132	Loan ID 201305	Fixed	4.625%	8/1/2044	147,872
117,056	Loan ID 201306	Fixed	3.875%	9/1/2045	108,463
167,723	Loan ID 201307	Fixed	4.250%	11/1/2045	126,977
62,311	Loan ID 201308	Fixed	4.625%	11/1/2045	61,718
162,256	Loan ID 201309	Fixed	4.000%	9/1/2045	135,748
187,098	Loan ID 201310	Fixed	4.750%	9/1/2045	148,729
136,695	Loan ID 201311	Fixed	4.375%	3/1/2046	133,678
322,194	Loan ID 201313	Fixed	4.625%	1/1/2046	321,442
112,629	Loan ID 201315	Fixed	4.375%	9/1/2045	110,522
161,848	Loan ID 201316	Fixed	4.500%	2/1/2046	121,303
166,971	Loan ID 201317	Fixed	5.250%	2/1/2046	170,309
85,431	Loan ID 201318	Fixed	4.750%	11/1/2045	66,383
172,271	Loan ID 201319	Fixed	4.375%	10/1/2045	148,844
164,358	Loan ID 201320	Fixed	4.000%	10/1/2045	157,913
98,037	Loan ID 201321	Fixed	4.000%	1/1/2046	60,676
123,563	Loan ID 201323	Fixed	4.375%	7/1/2045	121,243
135,748	Loan ID 201324	Fixed	5.250%	4/1/2046	136,033
207,675	Loan ID 201325	Fixed	4.500%	5/1/2046	199,360

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$177,024	Loan ID 201326	Fixed	4.625%	3/1/2046	$174,911
208,424	Loan ID 201327	Fixed	4.250%	9/1/2045	203,617
191,371	Loan ID 201328	Fixed	4.250%	11/1/2045	161,165
159,665	Loan ID 201329	Fixed	4.250%	11/1/2045	129,091
270,181	Loan ID 201330	Fixed	4.375%	6/1/2046	264,616
357,186	Loan ID 201331	Fixed	4.250%	10/1/2044	353,233
348,178	Loan ID 201333	Fixed	3.875%	1/1/2046	321,700
192,629	Loan ID 201335	Fixed	4.750%	1/1/2046	192,309
190,582	Loan ID 201336	Fixed	4.750%	1/1/2046	146,122
135,770	Loan ID 201338	Fixed	4.375%	10/1/2045	133,421
417,435	Loan ID 201339	Fixed	4.625%	7/1/2045	426,388
125,441	Loan ID 201340	Fixed	4.375%	7/1/2045	69,066
144,851	Loan ID 201341	Fixed	4.050%	11/1/2045	138,244
144,795	Loan ID 201342	Fixed	4.750%	7/1/2045	145,661
87,422	Loan ID 201343	Fixed	4.250%	11/1/2045	84,967
73,390	Loan ID 201344	Fixed	5.000%	7/1/2044	74,846
136,279	Loan ID 201345	Fixed	4.125%	5/1/2045	115,151
473,326	Loan ID 201347	Fixed	5.750%	5/1/2046	473,326
453,133	Loan ID 201348	Fixed	6.500%	5/1/2046	472,462
238,070	Loan ID 201349	Fixed	5.625%	2/1/2046	243,743
243,231	Loan ID 201350	Fixed	4.000%	6/1/2045	197,777
62,533	Loan ID 201351	Fixed	4.500%	4/1/2045	47,209
73,637	Loan ID 201352	Fixed	4.875%	3/1/2045	73,912
507,071	Loan ID 201354	Fixed	3.375%	7/1/2046	490,868
134,610	Loan ID 201355	Fixed	5.250%	12/1/2045	137,771
104,463	Loan ID 201356	Fixed	4.625%	10/1/2045	104,119
150,896	Loan ID 201358	Fixed	4.875%	7/1/2045	133,190
190,808	Loan ID 201359	Fixed	4.250%	9/1/2045	186,634
145,450	Loan ID 201361	Fixed	5.250%	7/1/2044	148,748
125,183	Loan ID 201363	Fixed	4.250%	2/1/2046	105,368
112,841	Loan ID 201364	Fixed	3.875%	4/1/2046	91,668
343,794	Loan ID 201365	Fixed	4.250%	10/1/2045	334,806
275,644	Loan ID 201366	Fixed	4.500%	6/1/2046	232,080
111,322	Loan ID 201367	Fixed	4.000%	10/1/2045	105,491
48,111	Loan ID 201368	Fixed	5.125%	2/1/2045	48,987
183,570	Loan ID 201370	Fixed	4.250%	7/1/2046	148,624
101,285	Loan ID 201371	Fixed	4.125%	4/1/2046	93,629
261,596	Loan ID 201372	Fixed	4.625%	8/1/2046	251,472
157,844	Loan ID 201373	Fixed	5.125%	4/1/2046	160,916
608,476	Loan ID 201374	Fixed	4.500%	5/1/2040	607,775
145,144	Loan ID 201375	Fixed	4.500%	6/1/2045	141,693
271,619	Loan ID 201376	Fixed	4.375%	5/1/2046	265,789
305,413	Loan ID 201377	Fixed	3.875%	5/1/2046	317,788
68,338	Loan ID 201379	Fixed	5.000%	10/1/2045	69,170
431,736	Loan ID 201380	Fixed	4.500%	5/1/2046	425,589
318,666	Loan ID 201381	Fixed	4.875%	7/1/2045	322,384

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$312,453	Loan ID 201382	Fixed	4.625%	9/1/2045	$307,058
135,760	Loan ID 201383	Fixed	4.125%	12/1/2045	138,669
79,492	Loan ID 201384	Fixed	4.375%	10/1/2045	79,814
140,833	Loan ID 201385	Fixed	4.625%	12/1/2045	147,875
80,461	Loan ID 201386	Fixed	5.250%	5/1/2046	84,485
64,648	Loan ID 201387	Fixed	5.250%	8/1/2029	67,262
451,020	Loan ID 201389	Fixed	7.125%	6/1/2046	473,571
237,871	Loan ID 201390	Fixed	5.125%	9/1/2045	240,996
400,626	Loan ID 201391	Fixed	5.125%	10/1/2045	405,597
170,652	Loan ID 201392	Fixed	3.750%	2/1/2046	132,453
430,569	Loan ID 201393	Fixed	3.750%	4/1/2056	424,698
80,473	Loan ID 201394	Fixed	6.700%	6/1/2034	80,636
85,781	Loan ID 201395	Fixed	6.300%	7/1/2044	78,999
72,550	Loan ID 201396	Fixed	5.000%	9/1/2046	74,371
267,776	Loan ID 201397	Fixed	4.125%	1/1/2046	253,196
83,179	Loan ID 201399	Fixed	5.000%	11/1/2045	84,167
86,642	Loan ID 201400	Fixed	4.750%	7/1/2044	86,921
92,052	Loan ID 201401	Fixed	4.750%	10/1/2044	92,310
146,904	Loan ID 201402	Fixed	4.750%	8/1/2044	115,342
94,998	Loan ID 201403	Fixed	4.750%	8/1/2044	74,536
136,444	Loan ID 201404	Fixed	4.750%	10/1/2044	107,544
72,189	Loan ID 201405	Fixed	5.250%	8/1/2044	74,223
55,651	Loan ID 201406	Fixed	4.250%	6/1/2046	53,394
243,521	Loan ID 201407	Fixed	4.875%	1/1/2046	241,538
167,146	Loan ID 201408	Fixed	4.125%	1/1/2046	161,917
76,676	Loan ID 201409	Fixed	4.500%	12/1/2045	75,740
164,672	Loan ID 201411	Fixed	4.750%	12/1/2045	165,838
142,925	Loan ID 201412	Fixed	5.750%	12/1/2045	132,593
338,599	Loan ID 201413	Fixed	4.500%	7/1/2045	287,537
75,322	Loan ID 201414	Fixed	4.250%	7/1/2044	59,852
58,893	Loan ID 201415	Fixed	8.000%	4/1/2034	61,837
55,683	Loan ID 201416	Fixed	10.000%	7/1/2033	58,467
62,260	Loan ID 201417	Fixed	6.000%	8/1/2037	65,373
43,077	Loan ID 201419	Fixed	10.000%	11/1/2033	45,231
58,537	Loan ID 201420	Fixed	9.000%	10/1/2031	61,464
47,226	Loan ID 201421	Fixed	11.500%	7/1/2027	49,587
57,701	Loan ID 201422	Fixed	4.625%	10/1/2046	55,768
694,986	Loan ID 201423	ARM	3.875%	6/1/2045	698,944
291,384	Loan ID 201424	Fixed	4.125%	10/1/2044	277,780
671,376	Loan ID 201425	Fixed	3.875%	4/1/2046	635,862
318,069	Loan ID 201426	Fixed	4.875%	3/1/2044	321,615
546,882	Loan ID 201428	ARM	3.250%	4/1/2045	544,453
354,062	Loan ID 201430	Fixed	4.500%	2/1/2044	312,201
198,105	Loan ID 201431	Fixed	4.875%	5/1/2045	174,584
282,469	Loan ID 201432	Fixed	5.000%	8/1/2046	279,662
99,587	Loan ID 201434	Fixed	4.375%	6/1/2046	104,566

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$91,606	Loan ID 201436	Fixed	4.375%	5/1/2045	$96,186
130,042	Loan ID 201437	Fixed	4.750%	5/1/2046	111,921
711,760	Loan ID 201438	ARM	3.375%	4/1/2046	704,655
181,300	Loan ID 201439	Fixed	5.000%	12/1/2045	184,055
320,920	Loan ID 201440	Fixed	4.625%	7/1/2046	270,541
100,949	Loan ID 201441	Fixed	4.750%	10/1/2045	100,026
301,076	Loan ID 201442	Fixed	4.875%	12/1/2045	298,452
558,429	Loan ID 201443	Fixed	3.875%	8/1/2046	528,210
51,844	Loan ID 201444	Fixed	4.500%	11/1/2044	51,179
103,315	Loan ID 201445	Fixed	4.875%	1/1/2045	104,178
100,277	Loan ID 201446	Fixed	4.875%	1/1/2045	101,197
255,219	Loan ID 201447	Fixed	4.875%	10/1/2044	258,070
111,901	Loan ID 201448	Fixed	4.750%	1/1/2045	112,213
94,378	Loan ID 201449	Fixed	4.000%	8/1/2044	99,097
226,049	Loan ID 201451	Fixed	4.250%	6/1/2045	221,163
189,059	Loan ID 201453	Fixed	5.250%	9/1/2046	189,894
189,058	Loan ID 201454	Fixed	5.250%	9/1/2046	190,200
186,829	Loan ID 201455	Fixed	4.500%	5/1/2046	183,148
213,132	Loan ID 201456	Fixed	4.125%	7/1/2046	203,545
134,142	Loan ID 201457	Fixed	3.875%	4/1/2046	90,321
238,098	Loan ID 201458	Fixed	3.875%	9/1/2046	216,416
229,265	Loan ID 201459	Fixed	4.375%	9/1/2044	226,456
159,402	Loan ID 201460	Fixed	4.250%	7/1/2045	155,791
273,448	Loan ID 201461	Fixed	4.125%	12/1/2044	263,651
298,436	Loan ID 201462	Fixed	4.375%	11/1/2044	289,178
478,704	Loan ID 201463	Fixed	4.750%	11/1/2044	478,396
303,025	Loan ID 201464	Fixed	4.375%	6/1/2045	254,218
102,632	Loan ID 201465	Fixed	5.125%	12/1/2044	104,145
278,057	Loan ID 201466	Fixed	4.500%	12/1/2044	274,498
46,654	Loan ID 201467	Fixed	5.250%	3/1/2044	47,982
140,080	Loan ID 201469	Fixed	4.375%	2/1/2045	137,697
284,055	Loan ID 201470	Fixed	4.375%	10/1/2044	279,779
227,043	Loan ID 201471	Fixed	4.500%	1/1/2045	224,881
151,961	Loan ID 201472	Fixed	4.000%	11/1/2044	159,559
309,859	Loan ID 201473	Fixed	4.500%	2/1/2045	303,725
48,878	Loan ID 201474	Fixed	6.625%	12/1/2036	51,322
93,957	Loan ID 201475	ARM	5.625%	9/1/2036	98,655
136,287	Loan ID 201476	ARM	7.990%	2/1/2037	143,101
87,471	Loan ID 201477	Fixed	6.750%	11/1/2036	91,845
108,162	Loan ID 201478	Fixed	4.625%	10/1/2045	108,225
129,823	Loan ID 201479	Fixed	4.500%	5/1/2046	128,423
161,461	Loan ID 201480	Fixed	4.250%	11/1/2045	157,952
70,186	Loan ID 201481	Fixed	4.375%	7/1/2046	59,300
137,022	Loan ID 201482	Fixed	4.625%	6/1/2045	135,601
300,392	Loan ID 201483	Fixed	4.125%	12/1/2045	243,153
76,798	Loan ID 201484	Fixed	4.500%	10/1/2046	75,440

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$64,388	Loan ID 201485	Fixed	5.750%	3/1/2038	$67,608
39,741	Loan ID 201486	Fixed	3.875%	9/1/2028	39,633
165,878	Loan ID 201487	Fixed	4.625%	2/1/2052	174,172
218,381	Loan ID 201488	Fixed	4.250%	1/1/2041	185,657
93,185	Loan ID 201489	Fixed	4.750%	3/1/2046	93,173
108,166	Loan ID 201490	Fixed	4.750%	9/1/2045	107,478
228,493	Loan ID 201491	Fixed	4.250%	2/1/2046	220,891
383,969	Loan ID 201492	Fixed	4.625%	1/1/2047	316,192
518,900	Loan ID 201495	Fixed	10.000%	4/1/2018	515,008
80,983	Loan ID 201499	Fixed	4.750%	5/1/2045	80,914
111,473	Loan ID 201500	Fixed	4.500%	1/1/2044	111,000
108,817	Loan ID 201502	Fixed	5.250%	4/1/2044	112,215
150,266	Loan ID 201503	Fixed	5.000%	7/1/2046	148,070
456,090	Loan ID 201504	Fixed	4.500%	7/1/2045	444,893
97,508	Loan ID 201505	ARM	5.750%	9/1/2046	101,883
307,003	Loan ID 201506	Fixed	5.000%	2/1/2047	273,608
63,613	Loan ID 201507	Fixed	4.750%	7/1/2044	50,054
224,156	Loan ID 201508	Fixed	5.000%	2/1/2047	201,939
237,723	Loan ID 201509	Fixed	5.000%	12/1/2046	209,055
159,633	Loan ID 201510	Fixed	3.990%	1/1/2047	133,023
80,599	Loan ID 201511	Fixed	4.375%	1/1/2046	78,546
175,263	Loan ID 201512	Fixed	4.375%	7/1/2046	146,588
127,376	Loan ID 201513	Fixed	4.000%	1/1/2046	133,745
69,699	Loan ID 201514	Fixed	3.875%	7/1/2046	65,491
139,140	Loan ID 201515	Fixed	5.125%	4/1/2047	137,263
142,684	Loan ID 201516	Fixed	3.875%	4/1/2046	134,251
326,252	Loan ID 201517	Fixed	4.625%	6/1/2046	323,377
412,576	Loan ID 201518	Fixed	4.875%	1/1/2047	418,145
96,626	Loan ID 201519	Fixed	4.750%	9/1/2045	97,128
79,200	Loan ID 201522	Fixed	9.750%	4/1/2018	77,616
83,043	Loan ID 201523	Fixed	5.125%	7/1/2045	83,026
312,322	Loan ID 201525	ARM	7.500%	9/1/2046	327,939
156,616	Loan ID 201526	Fixed	5.250%	5/1/2044	141,913
374,802	Loan ID 201527	Fixed	4.375%	7/1/2046	365,978
82,714	Loan ID 201528	Fixed	4.625%	1/1/2046	78,596
222,100	Loan ID 201531	Fixed	9.500%	9/1/2018	217,658
507,909	Loan ID 201533	Fixed	4.750%	5/1/2046	506,946
46,780	Loan ID 201534	Fixed	4.875%	5/1/2047	44,838
335,990	Loan ID 201535	Fixed	4.875%	8/1/2047	332,599
481,754	Loan ID 201536	Fixed	3.375%	4/1/2045	364,561
134,292	Loan ID 201537	Fixed	5.000%	10/1/2046	131,525
45,920	Loan ID 201538	Fixed	8.000%	5/4/2020	47,404
54,327	Loan ID 201539	Fixed	6.750%	4/30/2020	43,182
91,200	Loan ID 201540	Fixed	11.500%	9/1/2018	88,920
201,117	Loan ID 201543	Fixed	4.000%	12/1/2046	154,555
235,415	Loan ID 201544	Fixed	3.750%	9/1/2047	242,983

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 95.7%
$277,559	Loan ID 201545	Fixed	4.000%	9/1/2047	$255,617
259,926	Loan ID 201546	Fixed	4.375%	1/1/2047	220,549
86,000	Loan ID 201547	Fixed	8.500%	3/1/2019	86,000
80,900	Loan ID 201548	Fixed	12.000%	9/1/2018	80,495
149,500	Loan ID 201549	Fixed	12.500%	10/1/2018	147,257
145,056	Loan ID 201550	Fixed	5.000%	2/1/2047	145,156
205,299	Loan ID 201551	Fixed	4.500%	2/1/2047	115,424
138,889	Loan ID 201552	Fixed	4.000%	8/1/2047	133,645
84,500	Loan ID 201553	Fixed	9.000%	11/1/2018	84,077
29,925	Loan ID 201554	Fixed	9.500%	11/1/2018	29,775
297,319	Loan ID 201555	Fixed	4.875%	7/1/2047	259,487
48,200	Loan ID 201556	Fixed	4.990%	12/1/2047	38,617
134,419	Loan ID 201558	Fixed	4.500%	8/1/2047	99,806
137,297	Loan ID 201561	Fixed	3.990%	4/1/2047	103,659
100,803	Loan ID 201562	Fixed	4.625%	5/1/2047	95,545
175,890	Loan ID 201563	Fixed	5.875%	12/1/2047	173,087
155,100	Loan ID 201564	Fixed	9.500%	2/1/2019	153,549
170,100	Loan ID 201565	Fixed	11.000%	2/1/2019	169,249
75,000	Loan ID 201566	Fixed	11.500%	2/1/2019	73,875
115,287	Loan ID 201579	Fixed	4.750%	12/1/2036	69,172
495,890	Loan ID 201580	Fixed	7.630%	4/1/2047	401,671
157,210,562	TOTAL MORTGAGE NOTES (Cost - $127,533,180)				145,903,041

	TOTAL INVESTMENTS (Cost - $127,533,180) (a) - 95.7%				$145,903,041
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%				6,508,772
	NET ASSETS - 100.0%				$152,411,813

ARM - Adjustable Rate Mortgage

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$19,981,974
Unrealized depreciation:	(1,612,113)
Net unrealized appreciation:	$18,369,861

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

Assets:
Investments in Securities at Market Value (identified cost $127,533,180)	$145,903,041
Cash	4,207,192
Receivable for Investment Securities Sold and Principal Paydowns	2,223,290
Interest Receivable	2,042,156
Receivable for Fund Shares Sold	5,917
Prepaid Expenses and Other Assets	688,165
Total Assets	155,069,761

Liabilities:
Line of Credit	2,500,000
Payable for Securities Purchased	53,963
Accrued Advisory Fees	23,477
Distribution (12b-1) Fees Payable	8
Related Party Payable	39,693
Accrued Expenses and Other Liabilities	40,807
Total Liabilities	2,657,948

Net Assets	$152,411,813

Composition of Net Assets:
At March 31, 2018, Net Assets consisted of:
Paid-in-Capital	$133,176,601
Accumulated Net Investment Loss	(3,947)
Accumulated Net Realized Gain From Investments	869,298
Net Unrealized Appreciation on Investments	18,369,861
Net Assets	$152,411,813

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2018

Net Asset Value Per Share
Class A Shares:
Net Assets	$152,310,586
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	12,350,001
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price per Share	$12.33
Offering Price per Share (maximum sales charge of 5.75%)	$13.08

Class C Shares:
Net Assets	$101,201
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,163
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price per Share (a)	$12.40

Class I Shares:
Net Assets	$13
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price per Share	$12.42	(b)

Class L Shares:
Net Assets	$13
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price per Share	$12.42	(b)
Offering Price per Share (maximum sales charge of 4.25%)	$12.97

(a)	Early Withdrawal Charge on Shares Repurchased Less Than 365 Days After Purchase of 1.00%

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

Investment Income:
Interest Income	$3,975,110
Total Investment Income	3,975,110

Expenses:
Investment Advisory Fees	977,902
Distribution (12b-1) Fees:
Class C	8
Security Servicing Fees	269,096
Transfer Agent Fees	117,852
Audit Fees	87,784
Administration Fees	87,709
Insurance Expense	82,273
Security Pricing Expense	81,217
Interest Expense	77,300
Custody Fees	62,253
Trustees’ Fees	60,296
Legal Fees	52,897
Printing Expense	52,161
Line of Credit Fees	42,581
Non 12b-1 Shareholder Expense	40,893
Shareholder Servicing Fee	33,859
Chief Compliance Officer Fees	30,782
Fund Accounting Fees	26,557
Registration & Filing Fees	22,533
Advisor Transition Expenses, Net	7,522
Miscellaneous Expenses	7,651
Total Expenses	2,221,126
Less: Expenses Reimbursed by Adviser	(646,827)
Net Expenses	1,574,299
Net Investment Income	2,400,811

Net Realized and Unrealized Gain on Investments:
Net Realized Gain from:
Investments	1,158,165
Net Change in Unrealized Appreciation on:
Investments	1,388,216
Net Realized and Unrealized Gain on Investments	2,546,381

Net Increase in Net Assets Resulting From Operations	$4,947,192

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018 (a)	September 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$2,400,811	$5,324,698
Net Realized Gain from Investments	1,158,165	2,504,489
Net Change in Unrealized (Depreciation) Appreciation on Investments	1,388,216	(2,373,901)
Net Increase in Net Assets Resulting From Operations	4,947,192	5,455,286

Distributions to Shareholders From:
Net Investment Income:
Class A ($0.19 and $0.40 per share, respectively)	(2,387,885)	(5,477,460)
Class C ($0.03 and $0.00 per share, respectively)	(235)	—
Net Realized Gains:
Class A ($0.21 and $0.10 per share, respectively)	(2,683,322)	(1,392,065)
Total Distributions to Shareholders	(5,071,442)	(6,869,525)

Beneficial Interest Transactions:
Proceeds from Shares Issued:
Class A	5,346,550	11,991,479
Class C	100,013	—
Class I	13	—
Class L	13	—
Distributions Reinvested:
Class A	2,656,157	3,372,021
Class C	235	—
Cost of Shares Redeemed:
Class A	(16,197,005)	(35,327,491)
Net Decrease in Net Assets from Beneficial Interest Transactions	(8,094,024)	(19,963,991)

Total Decrease in Net Assets	(8,218,274)	(21,378,230)

Net Assets:
Beginning of Period	160,630,087	182,008,317
End of Period (including undistributed net investment loss of $(3,947) and $(16,638)	$152,411,813	$160,630,087

(a)	The Vertical Capital Income Fund Class C, Class I, and Class L commenced operations on January 24, 2018

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018 (a)	September 30, 2017
	(Unaudited)
Share Activity
Class A:
Shares Sold	420,003	1,079,378
Shares Reinvested	213,627	270,734
Shares Redeemed	(1,301,728)	(2,913,215)
Net Decrease in Shares of Beneficial Interest Outstanding	(668,098)	(1,563,103)

Class C:
Shares Sold	8,144	—
Shares Reinvested	19	—
Net Increase in Shares of Beneficial Interest Outstanding	8,163	—

Class I:
Shares Sold	1	—
Net Increase in Shares of Beneficial Interest Outstanding	1	—

Class L:
Shares Sold	1	—
Net Increase in Shares of Beneficial Interest Outstanding	1	—

(a)	The Vertical Capital Income Fund Class C, Class I, and Class L commenced operations on January 24, 2018

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2018

Decrease in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$4,947,192

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:

Purchases of Long-Term Portfolio Investments	(4,527,877)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	11,891,369
Increase in Interest Receivable	(347,494)
Increase in Receivable for Investment Securities Sold and Principal Paydowns	(1,093,006)
Increase in Prepaid Expenses and Other Assets	(202,013)
Increase in Payable for Securities Purchased	41,913
Decrease in Accrued Advisory Fees	(12,254)
Increase in Distribution (12b-1) Fees Payable	8
Increase in Related Party Payable	6,221
Decrease in Accrued Expenses and Other Liabilities	(105,060)
Amortization of Deferred Financing Fees	42,581
Net Amortization on Investments	(297,704)
Net Realized Gain on Investments	(1,158,165)
Change in Unrealized Appreciation on Investments	(1,388,216)

Net Cash Provided by Operating Activities	7,797,495

Cash Flows Provided by/(Used) for Financing Activities:
Proceeds from Sale of Shares	5,475,261
Redemption of Shares	(16,197,005)
Dividends Paid to Shareholders, Net of Reinvestments	(2,415,050)
Deferred Financing Costs	(20,100)
Proceeds from Line of Credit	7,500,000
Payments on Line of Credit	(5,000,000)
Net Cash Used for Financing Activities	(10,656,894)

Net Decrease in Cash	(2,859,399)
Cash at Beginning of Period	7,066,591
Cash at End of Period	$4,207,192

Supplemental disclosure of Cash Flow Information:

Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $2,656,392 Cash Paid for Interest of $77,957.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class A

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended		Ended
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.34		$12.49		$11.53		$11.04		$10.87		$10.58

From Operations:
Net investment income (a)	0.18		0.39		0.36		0.41		0.51		0.50
Net gain (loss) from investments (both realized and unrealized)	0.21		(0.04	)(b)	1.33		0.56		0.27		0.28
Total from operations	0.39		0.35		1.69		0.97		0.78		0.78

Distributions to shareholders from:
Net investment income	(0.19)		(0.40)		(0.38)		(0.44)		(0.56)		(0.42)
Net realized gains	(0.21)		(0.10)		(0.35)		(0.04)		(0.05)		(0.07)
Total distributions	(0.40)		(0.50)		(0.73)		(0.48)		(0.61)		(0.49)

Net Asset Value, End of Period	$12.33		$12.34		$12.49		$11.53		$11.04		$10.87

Total Return (c)	3.18	% (i)	2.81%		15.10%		8.86%		7.29%		7.42%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$152,311		$160,630		$182,008		$160,382		$108,610		$39,987
Ratio of gross expenses to average net assets	2.84	% (d)(e)(h)	2.74	% (d)(e)	2.95	% (d)(e)	2.67	% (d)(e)	2.32	% (d)	3.20%
Ratio of net expenses to average net assets	2.01	% (d)(e)(h)	2.04	% (d)(e)	2.26	% (d)(e)	2.33	% (d)(e)	1.91	% (d)	1.85%
Ratio of net investment income to average net assets	2.99	% (d)(e)(h)	3.24	% (d)(e)	2.98	% (d)(e)	3.54	% (d)(e)	4.68	% (d)	4.61%
Portfolio turnover rate	3.03	% (i)	17.69%		13.72%		2.58%		8.37%		11.68%
Loan Outstanding, End of Period (000s)	$2,500		$—		$—		$13,522		$3,500		$—
Asset Coverage Ratio for Loan Outstanding (f)	6196	% (i)	0%		0%		1286%		3203%		0%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (f)	$61,965		$—		$—		$12,672		$32,031		$—
Weighted Average Loans Outstanding (000s) (g)	$2,500		$14,368		$12,330		$12,372		$3,398		$—
Weighted Average Interest Rate on Loans Outstanding	4.46	% (i)	3.88%		3.41%		3.25%		3.25%		0.00%

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to timing of purchases and redemptions of Fund shares.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.

Had the Adviser not waived expenses, total returns would have been lower.

(d)	Ratio includes 0.15%, 0.14%, 0.20%, 0.27% and 0.06% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively, that attributed to interest expenses and fees.

(e)	Ratio includes 0.01%, 0.05%, 0.21% and 0.21% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016 and the year ended 2015, respectively, that attributed to advisory transition expenses.

(f)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(g)	Based on monthly weighted average.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class C

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Period *
	Ended
	March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.33

From Operations:
Net investment income (a)	0.02
Net gain from investments (both realized and unrealized)	0.08
Total from operations	0.10

Distributions to shareholders from:
Net investment income	(0.03)
Total distributions	(0.03)

Net Asset Value, End of Period	$12.40

Total Return (b)	0.80	% (g)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$101
Ratio of gross expenses to average net assets	3.59	% (c)(f)
Ratio of net expenses to average net assets	2.76	% (c)(f)
Ratio of net investment income to average net assets	2.24	% (c)(f)
Portfolio turnover rate	3.03	% (g)
Loan Outstanding, End of Period (000s)	$2,500
Asset Coverage Ratio for Loan Outstanding (d)	6196	% (g)
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (d)	$61,965
Weighted Average Loans Outstanding (000s) (e)	$2,500
Weighted Average Interest Rate on Loans Outstanding	4.46	% (g)

*	The Vertical Capital Income Fund Class C commenced operations on January 24, 2018.

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.

Had the Adviser not waived expenses, total returns would have been lower.

(c)	Ratio includes 0.16% for the period ended March 31, 2018 that attributed to interest expenses and fees.

(d)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(e)	Based on monthly weighted average.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class I

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Period *
	Ended
	March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.33

From Operations:
Net gain from investments (both realized and unrealized)	0.09
Total from operations	0.09

Net Asset Value, End of Period	$12.42

Total Return (a)	0.73	% (f)

Ratios/Supplemental Data
Net assets, end of period	$13	(g)
Ratio of gross expenses to average net assets	2.59	% (b)(e)
Ratio of net expenses to average net assets	1.76	% (b)(e)
Ratio of net investment income to average net assets	3.24	% (b)(e)
Portfolio turnover rate	3.03	% (f)
Loan Outstanding, End of Period (000s)	$2,500
Asset Coverage Ratio for Loan Outstanding (c)	6196	% (f)
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (c)	$61,965
Weighted Average Loans Outstanding (000s) (d)	$2,500
Weighted Average Interest Rate on Loans Outstanding	4.46	% (f)

*	The Vertical Capital Income Fund Class I commenced operations on January 24, 2018.

(a)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.

Had the Adviser not waived expenses, total returns would have been lower.

(b)	Ratio includes 0.16% for the period ended March 31, 2018 that attributed to interest expenses and fees.

(c)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(d)	Based on monthly weighted average.

(e)	Annualized.

(f)	Not annualized.

(g)	Actual net assets, not truncated.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class L

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Period *
	Ended
	March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.33

From Operations:
Net gain from investments (both realized and unrealized)	0.09
Total from operations	0.09

Net Asset Value, End of Period	$12.42

Total Return (a)	0.73	% (f)

Ratios/Supplemental Data
Net assets, end of period	$13	(g)
Ratio of gross expenses to average net assets	3.09	% (b)(e)
Ratio of net expenses to average net assets	2.26	% (b)(e)
Ratio of net investment income to average net assets	2.74	% (b)(e)
Portfolio turnover rate	3.03	% (f)
Loan Outstanding, End of Period (000s)	$2,500
Asset Coverage Ratio for Loan Outstanding (c)	6196	% (f)
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (c)	$61,965
Weighted Average Loans Outstanding (000s) (d)	$2,500
Weighted Average Interest Rate on Loans Outstanding	4.46	% (f)

*	The Vertical Capital Income Fund Class L commenced operations on January 24, 2018.

(a)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.

Had the Adviser not waived expenses, total returns would have been lower.

(b)	Ratio includes 0.16% for the period ended March 31, 2018 that attributed to interest expenses and fees.

(c)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(d)	Based on monthly weighted average.

(e)	Annualized.

(f)	Not annualized.

(g)	Actual net assets, not truncated.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2018

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class L. Class A shares commenced operations on December 30, 2011. Class C, Class I, and Class L shares commenced operations on January 24, 2018. The Fund currently offers shares at net asset value plus a maximum sales charge of 5.75% and 4.25% for Class A and Class C, respectively. Oakline Advisors, LLC, serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund amortizes premiums and discounts using the effective interest rate method. Offering expenses are amortized over 12 months following the time they are incurred.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Security Valuation

Mortgage Notes – The Fund uses an independent third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

As of March 31, 2018, management estimated that the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other assets, payables for securities purchased, accrued advisory fees, related party payables, and accrued and other liabilities were at amounts that reasonably approximated their fair value based on their highly-liquid nature and short-term maturities. This is considered a Level 1 valuation technique.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$145,903,041	$145,903,041
Total	$—	$—	$145,903,041	$145,903,041

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Total
Beginning Balance	$150,422,448	$150,422,448
Net realized gain (loss)	1,222,582	1,222,582
Change in unrealized depreciation	1,388,216	1,388,216
Cost of purchases	4,527,877	4,527,877
Proceeds from sales and principal paydowns	(11,955,786)	(11,955,786)
Purchase discount amortization	297,704	297,704
Ending balance	$145,903,041	$145,903,041

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2018 is $1,776,196.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2018. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
Mortgage Notes	$145,903,041	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-51.2%	9.7%
			Deliquency	0-1764 days	15 days
			Loan-to-Value	2-291%	84.0%
			Discount Rate	0.05-14.0%	5.2%
Closing Balance	$145,903,041

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount rate	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On February 5, 2013, the Fund entered into a revolving line of credit agreement with Sunwest Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement was the lesser of $15 million or 33% of the eligible portion of the Fund’s loans. The Fund entered into the Amended and Restated Credit Agreement (“Amended Agreement”) on June 29, 2016. Borrowings under the Amended Agreement continue to bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.50%, per annum, on the outstanding principal balance and the maximum amount of borrowing allowed continues to be the lesser of $15 million or 33% of the eligible portion of the Fund’s loans. The Amended Agreement matured on January 5, 2018 and has subsequently been extended until July 5, 2018. The Amended Agreement is secured by assets of the Fund. During the six months ended March 31, 2018 the Fund incurred deferred financing fees of $20,100, all of which was amortized at March 31, 2018. During the six months ended March 31, 2018, the Fund utilized the line of credit. The average amount of borrowing outstanding for the period was $2,500,000 and the total interest expense was $77,300. The outstanding balance under the line of credit was $2,500,000 at March 31, 2018.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2015 - 2017 tax returns, which remain open for examination, or expected to be taken in the Fund’s 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund accounts for interest and penalties for any uncertain tax positions as a component of income tax expense. No interest or penalty expense was recorded during the six months ended March 31, 2018.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The board’s decision to declare distributions will be influenced by its obligation to ensure that the Fund maintains its federal tax status as a Registered Investment Company (“RIC”). In order to qualify as a RIC, the Fund must derive a minimum of 90% of its income from capital gains, interest or dividends earned on investments and must distribute a minimum of 90% of its net investment income in the form of interest, dividends or capital gains to its shareholders. Otherwise, the Fund may be subject to an excise tax from the IRS.

The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

The Fund may invest in Restricted Securities (those which cannot be offered for public sale without first being registered under the Securities Act of 1933) that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund would typically have no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act. No such securities were owned by the Fund at March 31, 2018.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2018 the Advisor earned advisory fees of $977,902.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation and advisor transition expenses) at least until January 31, 2019, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund. The Fund incurred advisor transition expenses totaling $7,522 during the six months ended March 31, 2018 associated with the transition from the prior adviser in 2015. These expenses are not subject to the operating expense limitation. Waivers and expense reimbursements may be recouped by the Advisor from the Fund

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

within three years of when the amounts were waived only if the fund expenses are lower than both the lesser of the current expense cap and the expense cap in place at the time of waiver. For the six months ended March 31, 2018, the Advisor waived advisory fees of $646,827. Expenses subject to recapture by the Advisor amounted to $178,366 that will expire on September 30, 2018, $1,063,215 that will expire on September 30, 2019, and $1,196,051 that will expire on September 30, 2020.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such shareholder service activities. The Fund does not pay shareholder servicing fees to the Distributor. For the six months ended March 31, 2018, the Fund incurred shareholder servicing fees of $33,859.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I shares and Class L shares. The Distributor received $24,450 and $1,000 in underwriting commissions and $3,098 and $0 was retained by the principal underwriter for Class A and Class C, respectively, during the period ended March 31, 2018.

The Fund, with respect to its Class C and Class L shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class C shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% and 0.25% of average daily net assets attributable to Class C shares and Class L shares, respectively. Pursuant to the Distribution Plan, the Fund incurred $8 for Class C and $0 for Class L during the period ended March 31, 2018.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended March 31, 2018 GFS earned $232,118.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. For the six months ended March 31, 2018 NLCS earned $30,782.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund. For the six months ended March 31, 2018 Blu Giant earned $17,861.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or advisor a quarterly fee of $5,000 and the lead unaffiliated Trustee a quarterly fee of $10,000. Additionally, each unaffiliated Trustee receives $2,500 per meeting as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2018 amounted to $4,527,877 and $11,891,369 respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended March 31, 2018, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	09/14/17	12/13/2017
Repurchase Request Deadline	10/24/17	1/23/2018
Repurchase Pricing Date	10/24/17	1/23/2018
Net Asset Value as of Repurchase
Pricing Date	$12.54	$12.29
Amount Repurchased *	$8,221,895	$7,931,054
Percentage of Outstanding Shares
Repurchased	5.00%	5.00%
Percentage of Outstanding Shares
Tendered	26.89%	28.68%

*	Repurchases were made on a pro-rata basis.

The following repurchase offer occurred subsequent to the reporting period:

Repurchase
Offer
03/29/18
04/27/18
04/27/18

$12.20
$7,553,708

5.00%
40.15%

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$5,975,551	$5,780,415
Long-Term Capital Gain	893,974	4,392,290
Return of Capital	—	—
	$6,869,525	$10,172,705

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$764,643	$1,629,812	$—	$—	$(16,638)	$16,981,645	$19,359,462

The amount listed under other book/tax differences for the Fund is primarily attributable to tax adjustments for defaulted bonds.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments for defaulted bonds, resulted in reclassification for the year ended September 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$110,565	$(110,565)

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the FASB issued ASU 2014-09, Revenue from Contract with Customers, to clarify the principles for recognizing revenue and to develop a common revenue standard for GAAP and International Financial Reporting Standards. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. Expanded quantitative and qualitative disclosures regarding revenue recognition will be required for contracts that are subject to this guidance. This guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2017, with early adoption permitted only as of annual reporting periods beginning after December 15, 2016. The guidance permits two implementation approaches, one requiring retrospective application of the new standard with restatement of prior years, or “full retrospective” and one requiring prospective application of the new standard with disclosure of results under old standards, or “modified retrospective.” The Fund completed its initial assessment in evaluating the potential impact on its financial statements and based on its initial assessment determined that its financial contracts are excluded from the scope of ASU 2014-09. As a result of the scope exception for financial contracts, Fund management has determined that there will be no material changes to the recognition timing and classification of revenues and expenses. Management continues to evaluate the impact the guidance will have on the Fund’s financial statements when adopted, but believe it will not have a material impact on the financial statements or disclosures.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2018

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements.

Supplemental Information (Unaudited)

Approval of Investment Advisory Agreement

Approval of Investment Advisory Agreement with Oakline Advisors, LLC

At a meeting held on November 9, 2017 (the “November Meeting”), the Board of Trustees (the “Board”) of the Vertical Capital Income Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), approved the renewal of the investment management agreement (the “Advisory Agreement”) between Oakline Advisors, LLC (the “Adviser” or “Oakline”) and the Fund. Matters considered by the Trustees in connection with the Board’s renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Trustees discussed Oakline’s history and portfolio management experience. They noted that Oakline and its affiliates served a variety of clients, and managed approximately $330 million in assets across its real estate investment trust (“REIT”), closed end funds and DST/Net Lease platform (a real estate related investment vehicle). The Trustees reviewed the background and experience of Oakline’s investment team, noting that key personnel remained unchanged from the previous approval. The Trustees noted the varied and extensive experience of the portfolio management and compliance teams. The Trustees further noted the Adviser had provided a high level of expertise and diligence in performing investment advisory services for the Fund. The Trustees specifically noted the Adviser’s attentiveness to out-of-market factors such as catastrophic events and the expertise employed in their independent valuations as a response to such events. After further discussion, the Trustees concluded that they are satisfied with Oakline and believe Oakline will continue to provide quality advisory services to the Fund.

Performance. The Trustees reviewed the performance of the Fund as compared to its peer group and benchmark indices for the one-year and three-year periods. They discussed that the Fund had outperformed both the Barclays US MBS Index and the Barclays US Aggregate Bond Index for both periods, but slightly underperformed the average performance of the interval fund group for both periods. The Trustees acknowledged the small size of the Fund compared to some significantly larger funds in the peer group as well as funds with differing investment objectives. The Trustees also considered the quality of investments in the Fund. The Trustees considered Oakline’s experience in the residential mortgage market and its ability to increase the quality of investments in the Fund while outperforming its benchmark indices suggested that Oakline had the capacity to continue to provide positive returns for shareholders.

Fees and Expenses. The Trustees noted that Oakline charged an advisory fee of 1.25% and the Fund had an expense ratio of 2.05%. The Trustees noted that both Oakline’s management fee and expense ratio were below that of the interval fund peer group, with an average fee of 1.36% and an average expense ratio of 2.59%. The Trustees further considered that Oakline agreed to renew its contractual fee waiver until January 31, 2019, limiting the Fund’s total expense ratio to 1.85%. After further discussion, the Trustees concluded that the advisory fee was reasonable.

Supplemental Information (Unaudited)(Continued)

Profitability. The Trustees reviewed a profitability analysis provided by Oakline, and discussed Oakline’s estimated profitability in connection with its relationship with the Fund. The Trustees considered that Oakline did not earn a profit through its relationship with the Fund and as such, excessive profit was not an issue at this time.

Economies of Scale. The Trustees considered that the Fund had not yet reached a size where material economies of scale had been reached. The Trustees did note the absence of breakpoints in Oakline’s fee schedule. They considered Oakline’s representation that it could benefit from economies as certain expenses of the Adviser are leveraged across Oakline’s shared services platform and firm resources. After further discussion, the Trustees agreed that the matter of economies of scale would be revisited in connection with the renewal of the agreement as the Fund grows in assets.

Conclusion. Having requested and received such information from Oakline as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement with Oakline, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Oakline advisory agreement was in the best interests of the shareholders of Vertical Capital Income Fund.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
14675 Dallas Parkway, Suite 600
Dallas, Texas 75254

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D Cohen

Michael D. Cohen, President

Date 6/5/18

By (Signature and Title)

* /s/ Robert Chapman

Robert Chapman, Treasurer

Date 6/5/18

* Print the name and title of each signing officer under his or her signature.